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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I (formerly Nations Separate Account Trust)
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Nations Marsico International Opportunities Portfolio

		Shares	Value ($)*
Common Stocks – 96.9%
CONSUMER DISCRETIONARY – 19.7%
Auto Components – 4.0%
	Continental AG	65,882	7,247,243
	Auto Components Total		7,247,243
Automobiles – 2.3%
	Toyota Motor Corp.	78,000	4,248,585
	Automobiles Total		4,248,585
Hotels, Restaurants & Leisure – 3.6%
	Enterprise Inns PLC	232,096	3,835,564
	Shangri-La Asia Ltd.	1,612,878	2,594,750
	Hotels, Restaurants & Leisure Total		6,430,314
Household Durables – 0.8%
	Misawa Homes Holdings, Inc. (a)	29,100	1,461,889
	Household Durables Total		1,461,889
Leisure Equipment & Products – 2.0%
	Sega Sammy Holdings, Inc.	86,899	3,530,756
	Leisure Equipment & Products Total		3,530,756
Media – 2.0%
	Grupo Televisa SA, ADR	89,668	1,784,393
	JC Decaux SA (a)	67,266	1,820,548
	Media Total		3,604,941
Specialty Retail – 3.3%
	Esprit Holdings Ltd.	289,500	2,253,130
	Yamada Denki Co., Ltd.	31,800	3,655,120
	Specialty Retail Total		5,908,250
Textiles, Apparel & Luxury Goods – 1.7%
	LVMH Moet Hennessy Louis Vuitton SA	31,734	3,106,637
	Textiles, Apparel & Luxury Goods Total		3,106,637
	CONSUMER DISCRETIONARY TOTAL		35,538,615
CONSUMER STAPLES – 9.7%
Beverages – 2.0%
	Diageo PLC	232,813	3,667,009
		Beverages Total	3,667,009
Food & Staples Retailing – 5.3%
	Metro AG	32,397	1,656,862
	Seiyu Ltd. (a)	1,063,000	2,837,306
	Shoppers Drug Mart Corp.	130,090	4,951,407
	Food & Staples Retailing Total		9,445,575

See Accompanying Notes to Financials Statements.

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 2.4%
	Reckitt Benckiser PLC	124,866	4,395,695
	Household Products Total		4,395,695
	CONSUMER STAPLES TOTAL		17,508,279
ENERGY – 6.5%
Energy Equipment & Services – 1.2%
	Stolt Offshore SA (a)	133,512	2,070,631
	Energy Equipment & Services Total		2,070,631
Oil, Gas & Consumable Fuels – 5.3%
	CNOOC Ltd., ADR	21,200	1,657,416
	Petroleo Brasileiro SA, ADR	30,597	2,651,842
	Talisman Energy, Inc.	100,059	5,313,747
	Oil, Gas & Consumable Fuels Total		9,623,005
	ENERGY TOTAL		11,693,636
FINANCIALS – 21.6%
Capital Markets – 3.5%
	UBS AG, Registered Shares	57,156	6,260,552
	Capital Markets Total		6,260,552
Commercial Banks – 8.4%
	Anglo Irish Bank Corp., PLC	108,946	1,793,124
	Erste Bank der oesterreichischen Sparkassen AG	48,324	2,849,613
	Erste Bank der oesterreichischen Sparkassen AG (a)	12,725	739,398
	ICICI Bank Ltd., ADR	116,252	3,217,855
	Mitsubishi UFJ Financial Group, Inc.	269	4,097,377
	Uniao de Bancos Brasileiros SA, ADR	32,920	2,433,117
	Commercial Banks Total		15,130,484
Consumer Finance – 1.6%
	Credit Saison Co., Ltd.	53,500	2,949,586
	Consumer Finance Total		2,949,586
Real Estate – 5.1%
	CapitaLand Ltd.	974,000	2,917,717
	Gafisa SA (a)	84,837	908,744
	Leopalace21 Corp.	63,851	2,399,110
	Sumitomo Realty & Development Co., Ltd.	107,000	2,963,026
		Real Estate Total	9,188,597

See Accompanying Notes to Financials Statements.

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 3.0%
	Hypo Real Estate Holding AG	79,722	5,447,383
	Thrifts & Mortgage Finance Total		5,447,383
	FINANCIALS TOTAL		38,976,602
HEALTH CARE – 3.3%
Biotechnology – 1.4%
	CSL Ltd.	65,012	2,546,245
	Biotechnology Total		2,546,245
Pharmaceuticals – 1.9%
	Roche Holding AG, Genusschein Shares	22,944	3,416,647
	Pharmaceuticals Total		3,416,647
	HEALTH CARE TOTAL		5,962,892
INDUSTRIALS – 10.1%
Electrical Equipment – 2.6%
	ABB Ltd., Registered Shares (a)	364,388	4,592,952
	Shanghai Electric Group Co., Ltd., Class H (a)	261,664	110,233
	Electrical Equipment Total		4,703,185
Machinery – 3.5%
	Fanuc Ltd.	19,733	1,899,127
	Vallourec	4,620	4,458,750
	Machinery Total		6,357,877
Road & Rail – 3.0%
	Canadian National Railway Co.	116,959	5,295,904
	Road & Rail Total		5,295,904
Trading Companies & Distributors – 1.0%
	Marubeni Corp.	355,000	1,858,616
	Trading Companies & Distributors Total		1,858,616
	INDUSTRIALS TOTAL		18,215,582
INFORMATION TECHNOLOGY – 9.5%
Communications Equipment – 3.8%
	Ericsson (LM) TEL-SP, ADR	180,043	6,791,222
	Communications Equipment Total		6,791,222
Electronic Equipment & Instruments – 2.7%
	Murata Manufacturing Co., Ltd.	27,000	1,829,226
	Nippon Electric Glass Co., Ltd.	126,000	3,133,821
	Electronic Equipment & Instruments Total		4,963,047
Semiconductors & Semiconductor Equipment – 3.0%
	Advantest Corp.	15,500	1,839,719

See Accompanying Notes to Financials Statements.

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Samsung Electronics Co., Ltd.	5,420	3,504,976
	Semiconductors & Semiconductor Equipment Total		5,344,695
	INFORMATION TECHNOLOGY TOTAL		17,098,964
MATERIALS – 9.1%
Chemicals – 5.0%
	Lonza Group AG, Registered Shares	64,535	4,423,802
	Syngenta AG	32,175	4,522,649
		Chemicals Total	8,946,451
Construction Materials – 4.1%
	Cemex SA de CV, ADR COP	114,799	7,494,079
	Construction Materials Total		7,494,079
	MATERIALS TOTAL		16,440,530
TELECOMMUNICATION SERVICES – 4.9%
Wireless Telecommunication Services – 4.9%
	America Movil SA de CV, ADR, Series L	200,567	6,871,425
	Carphone Warehouse Group PLC	367,861	1,975,462
	Wireless Telecommunication Services Total		8,846,887
	TELECOMMUNICATION SERVICES TOTAL		8,846,887
UTILITIES – 2.5%
Multi-Utilities – 2.5%
	Veolia Environment	79,763	4,426,839
	Multi-Utilities Total		4,426,839
	UTILITIES TOTAL		4,426,839
	Total Common Stocks (cost of $131,681,073)		174,708,826
Investment Company – 2.9%
	SSgA Prime Money Market Fund	5,234,597	5,234,597

	Total Investment Company (cost of $5,234,597)		5,234,597

See Accompanying Notes to Financials Statements.

4

		Units	Value ($)
Warrants – 0.0%
MATERIALS – 0.0%
Chemicals – 0.0%
Syngenta AG	Expires 05/22/06	6,731	8,468
	Chemicals Total		8,468
	MATERIALS TOTAL		8,468

	Total Warrants (cost of $7,444)		8,468

	Total Investments – 99.8% (cost of $136,923,114)(b)(c)		179,951,891

	Other Assets & Liabilities, Net – 0.2%		281,526

	Net Assets – 100.0%		180,233,417

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $136,923,114.

(c)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$43,829,387	$(800,610)	$43,028,777

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation

See Accompanying Notes to Financials Statements.

5

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Nations Marsico Focused Equities Portfolio

		Shares	Value ($)*
Common Stocks – 95.9%
CONSUMER DISCRETIONARY – 25.2%
Automobiles – 2.5%
	Toyota Motor Corp., ADR	48,483	5,279,799
	Automobiles Total		5,279,799
Hotels, Restaurants & Leisure – 11.8%
	Four Seasons Hotels, Inc.	47,167	2,391,367
	Las Vegas Sands Corp. (a)	68,573	3,885,346
	MGM Mirage (a)	165,317	7,123,510
	Starbucks Corp. (a)	115,824	4,359,615
	Wynn Resorts Ltd. (a)	92,391	7,100,248
	Hotels, Restaurants & Leisure Total		24,860,086
Household Durables – 2.4%
	Lennar Corp., Class A	84,626	5,109,718
	Household Durables Total		5,109,718
Specialty Retail – 8.5%
	Home Depot, Inc.	150,568	6,369,026
	Lowe’s Companies, Inc.	179,472	11,565,176
	Specialty Retail Total		17,934,202
	CONSUMER DISCRETIONARY TOTAL		53,183,805
CONSUMER STAPLES – 4.1%
Household Products – 4.1%
	Procter & Gamble Co.	148,807	8,574,259
	Household Products Total		8,574,259
	CONSUMER STAPLES TOTAL		8,574,259
ENERGY – 4.7%
Energy Equipment & Services – 4.7%
	Halliburton Co.	76,836	5,610,564
	Schlumberger Ltd.	33,789	4,276,674
	Energy Equipment & Services Total		9,887,238
	ENERGY TOTAL		9,887,238
FINANCIALS – 21.3%
Capital Markets – 14.0%
	Goldman Sachs Group, Inc.	82,779	12,992,992
	Lehman Brothers Holdings, Inc.	43,361	6,266,965
	UBS AG, Registered Shares	93,377	10,268,669
	Capital Markets Total		29,528,626
Consumer Finance – 4.1%
	SLM Corp.	167,787	8,714,857
	Consumer Finance Total		8,714,857

See Accompanying Notes to Financials Statements.

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 3.0%
	Chicago Mercantile Exchange	14,158	6,335,705
	Diversified Financial Services Total		6,335,705
Insurance – 0.2%
	Genworth Financial, Inc., Class A	10,818	361,645
	Insurance Total		361,645
	FINANCIALS TOTAL		44,940,833
HEALTH CARE – 18.0%
Biotechnology – 5.9%
	Genentech, Inc. (a)	147,746	12,486,015
	Biotechnology Total		12,486,015
Health Care Equipment & Supplies – 4.8%
	Medtronic, Inc.	91,487	4,642,965
	Zimmer Holdings, Inc. (a)	78,645	5,316,402
	Health Care Equipment & Supplies Total		9,959,367
Health Care Providers & Services – 7.3%
	UnitedHealth Group, Inc.	275,762	15,404,065
	Health Care Providers & Services Total		15,404,065
	HEALTH CARE TOTAL		37,849,447
INDUSTRIALS – 14.7%
Air Freight & Logistics – 5.0%
	FedEx Corp.	93,478	10,557,405
	Air Freight & Logistics Total		10,557,405
Machinery – 4.0%
	Caterpillar, Inc.	116,619	8,374,411
	Machinery Total		8,374,411
Road & Rail – 5.7%
	Burlington Northern Santa Fe Corp.	89,635	7,469,285
	Union Pacific Corp.	50,095	4,676,368
	Road & Rail Total		12,145,653
	INDUSTRIALS TOTAL		31,077,469
INFORMATION TECHNOLOGY – 7.9%
Communications Equipment – 7.9%
	Cisco Systems, Inc. (a)	51,121	1,107,792
	Ericsson (LM) TEL-SP, ADR (a)	40,895	1,542,560
	Motorola, Inc.	277,288	6,352,668

See Accompanying Notes to Financials Statements.

2

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	QUALCOMM, Inc.	150,128	7,597,978
	Communications Equipment Total		16,600,998
	INFORMATION TECHNOLOGY TOTAL		16,600,998

	Total Common Stocks (cost of $139,751,889)		202,114,049
Investment Company – 2.8%
	SSgA Prime Money Market Fund	5,938,000	5,938,000

	Total Investment Company (cost of $5,938,000)		5,938,000

	Total Investments – 98.7% (cost of $145,689,889)(b)(c)		208,052,049

	Other Assets & Liabilities, Net – 1.3%		2,737,239

	Net Assets – 100.0%		210,789,288

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $145,689,889.

(c)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$63,353,376	$(991,216)	$62,362,160

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financials Statements.

3

INVESTMENT PORTFOLIO
March 31, 2006 (Unaudited)	Nations Small Company Portfolio

		Shares	Value ($)*
Common Stocks – 99.1%
CONSUMER DISCRETIONARY – 15.2%
Diversified Consumer Services – 2.7%
	Jackson Hewitt Tax Service, Inc.	15,490	489,174
	Steiner Leisure Ltd. (a)	12,720	515,160
	Strayer Education, Inc.	3,470	354,842
	Diversified Consumer Services Total		1,359,176
Hotels, Restaurants & Leisure – 3.8%
	California Pizza Kitchen, Inc. (a)	14,320	464,684
	Gaylord Entertainment Co. (a)	7,665	347,838
	Isle of Capris Casinos, Inc. (a)	20,901	695,585
	Ruth’s Chris Steak House (a)	10,580	251,910
	Shuffle Master, Inc. (a)	3,380	120,801
	Hotels, Restaurants & Leisure Total		1,880,818
Household Durables – 0.7%
	Desarrolladora Homex SA de CV, ADR (a)	10,260	362,486
	Household Durables Total		362,486
Internet & Catalog Retail – 1.8%
	Coldwater Creek, Inc. (a)	20,217	562,033
	Nutri/System, Inc. (a)	4,800	228,096
	PetMed Express, Inc. (a)	7,070	125,634
	Internet & Catalog Retail Total		915,763
Media – 2.2%
	Catalina Marketing Corp.	16,782	387,664
	Focus Media Holding Ltd., ADR (a)	5,450	316,209
	Gray Television, Inc.	43,940	369,096
	Media Total		1,072,969
Specialty Retail – 2.0%
	DSW, Inc., Class A (a)	12,350	386,802
	GameStop Corp., Class A (a)	12,660	596,792
	Specialty Retail Total		983,594
Textiles, Apparel & Luxury Goods – 2.0%
	Carter’s, Inc. (a)	6,170	416,413
	Jos. A. Bank Clothiers, Inc. (a)	11,722	562,070
	Textiles, Apparel & Luxury Goods Total		978,483
	CONSUMER DISCRETIONARY TOTAL		7,553,289
ENERGY – 8.3%
Energy Equipment & Services – 2.7%
	Hydril (a)	6,700	522,265
	Oil States International, Inc. (a)	9,990	368,131

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Tetra Technologies, Inc. (a)	9,299	437,425
	Energy Equipment & Services Total		1,327,821
Oil, Gas & Consumable Fuels – 5.6%
	Cheniere Energy, Inc. (a)	3,930	159,440
	Denbury Resources, Inc. (a)	8,710	275,846
	Foundation Coal Holdings, Inc.	5,850	240,669
	Frontier Oil Corp.	13,530	803,005
	St. Mary Land & Exploration Co.	6,340	258,862
	Superior Energy Services, Inc. (a)	31,245	837,054
	World Fuel Services Corp.	5,000	202,200
	Oil, Gas & Consumable Fuels Total		2,777,076
	ENERGY TOTAL		4,104,897
FINANCIALS – 7.1%
Capital Markets – 2.7%
	Affiliated Managers Group (a)	8,352	890,407
	Calamos Asset Management, Inc., Class A	5,102	190,815
	optionsXpress Holdings, Inc.	9,250	268,990
	Capital Markets Total		1,350,212
Commercial Banks – 1.0%
	Boston Private Financial Holdings, Inc.	14,055	474,918
	Westamerica Bancorporation	303	15,732
	Commercial Banks Total		490,650
Consumer Finance – 1.7%
	Advanta Corp., Class B	3,380	124,621
	Cash America International, Inc.	7,120	213,742
	First Cash Financial Services, Inc. (a)	10,580	211,494
	World Acceptance Corp. (a)	10,160	278,384
	Consumer Finance Total		828,241
Diversified Financial Services – 0.3%
	International Securities Exchange, Inc., Class A	3,960	164,934
	Diversified Financial Services Total		164,934
Real Estate – 1.4%
	Alexandria Real Estate Equities, Inc., REIT	2,870	273,597

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Jones Lang LaSalle, Inc.	5,320	407,193
	Real Estate Total		680,790
	FINANCIALS TOTAL		3,514,827
HEALTH CARE – 20.8%
Biotechnology – 5.8%
	Alkermes, Inc. (a)	7,040	155,232
	Amylin Pharmaceuticals, Inc. (a)	7,155	350,237
	Anadys Pharmaceuticals, Inc. (a)	8,110	130,652
	Arena Pharmaceuticals, Inc. (a)	13,160	238,328
	Cubist Pharmaceuticals, Inc. (a)	9,848	226,209
	Digene Corp. (a)	7,210	281,911
	Exelixis, Inc. (a)	13,350	160,333
	Illumina, Inc. (a)	11,338	269,277
	Myogen, Inc. (a)	3,750	135,863
	Nektar Therapeutics (a)	13,302	271,095
	PDL BioPharma, Inc. (a)	7,153	234,618
	Senomyx, Inc. (a)	12,854	211,577
	Vertex Pharmaceuticals, Inc. (a)	5,510	201,611
	Biotechnology Total		2,866,943
Health Care Equipment & Supplies – 6.9%
	American Medical Systems Holdings, Inc. (a)	27,080	609,300
	Aspect Medical Systems, Inc. (a)	6,289	172,570
	Dionex Corp. (a)	4,350	267,438
	Haemonetics Corp. (a)	6,757	343,053
	Hologic, Inc. (a)	3,080	170,478
	Immucor, Inc. (a)	16,364	469,483
	Intuitive Surgical, Inc. (a)	1,865	220,070
	Kyphon, Inc. (a)	8,270	307,644
	Meridian Bioscience, Inc.	18,553	500,560
	Neurometrix, Inc. (a)	3,260	126,944
	SonoSite, Inc. (a)	6,332	257,333
	Health Care Equipment & Supplies Total		3,444,873
Health Care Providers & Services – 5.7%
	Allion Healthcare, Inc. (a)	12,840	174,110
	Allscripts Healthcare Solutions, Inc. (a)	12,930	236,748
	Centene Corp. (a)	10,620	309,786
	HealthExtras, Inc. (a)	9,270	327,231
	Pediatrix Medical Group, Inc. (a)	5,470	561,441
	PRA International (a)	7,720	191,379
	Psychiatric Solutions, Inc. (a)	12,000	397,560

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	VCA Antech, Inc. (a)	16,010	455,965
	WellCare Health Plans, Inc. (a)	4,030	183,123
	Health Care Providers & Services Total		2,837,343
Pharmaceuticals – 2.4%
	Hi-Tech Pharmacal Co., Inc. (a)	6,334	178,619
	New River Pharmaceuticals, Inc. (a)	8,510	282,617
	Par Pharmaceutical Companies, Inc. (a)	9,925	279,687
	Penwest Pharmaceuticals Co. (a)	9,563	207,421
	Salix Pharmaceuticals Ltd. (a)	15,855	261,766
	Pharmaceuticals Total		1,210,110
	HEALTH CARE TOTAL		10,359,269
INDUSTRIALS – 13.3%
Air Freight & Logistics – 2.6%
	EGL, Inc. (a)	2,243	100,935
	HUB Group, Inc., Class A (a)	17,310	788,990
	UTI Worldwide, Inc.	11,920	376,672
	Air Freight & Logistics Total		1,266,597
Commercial Services & Supplies – 2.1%
	Kenexa Corp. (a)	9,210	283,207
	Resources Connection, Inc. (a)	12,260	305,397
	Waste Connections, Inc. (a)	11,340	451,445
	Commercial Services & Supplies Total		1,040,049
Construction & Engineering – 0.3%
	Quanta Services, Inc. (a)	9,125	146,183
	Construction & Engineering Total		146,183
Electrical Equipment – 2.4%
	Energy Conversion Devices, Inc. (a)	2,701	132,835
	Evergreen Solar, Inc. (a)	7,540	116,116
	General Cable Corp. (a)	31,000	940,230
	Electrical Equipment Total		1,189,181
Machinery – 4.4%
	Actuant Corp., Class A	6,050	370,381
	JLG Industries, Inc.	12,200	375,638
	Manitowoc Co., Inc.	4,160	379,184
	Wabtec Corp.	32,720	1,066,672
		Machinery Total	2,191,875

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 1.5%
	UAP Holding Corp.	16,600	356,900
	WESCO International, Inc. (a)	5,980	406,700
	Trading Companies & Distributors Total		763,600
	INDUSTRIALS TOTAL		6,597,485
INFORMATION TECHNOLOGY – 29.4%
Communications Equipment – 4.5%
	ADTRAN, Inc.	8,330	218,079
	AudioCodes Ltd. (a)	25,045	346,122
	Avocent Corp. (a)	11,115	352,790
	CommScope, Inc. (a)	13,050	372,577
	F5 Networks, Inc. (a)	3,990	289,235
	NICE Systems Ltd., ADR (a)	5,410	275,694
	Plantronics, Inc.	3,920	138,886
	Powerwave Technologies, Inc. (a)	16,530	222,990
	Communications Equipment Total		2,216,373
Computers & Peripherals – 0.4%
	Stratasys, Inc. (a)	6,500	191,620
	Computers & Peripherals Total		191,620
Electronic Equipment & Instruments – 7.0%
	Anixter International, Inc.	8,480	405,174
	Daktronics, Inc.	10,769	393,069
	Global Imaging Systems, Inc. (a)	7,765	294,915
	Itron, Inc. (a)	16,470	985,729
	Plexus Corp. (a)	20,013	751,888
	Trimble Navigation Ltd. (a)	4,910	221,196
	TTM Technologies, Inc. (a)	29,830	432,237
	Electronic Equipment & Instruments Total		3,484,208
Internet Software & Services – 1.3%
	aQuantive, Inc. (a)	9,473	222,994
	Digitas, Inc. (a)	28,815	414,936
	Internet Software & Services Total		637,930
IT Services – 1.6%
	Euronet Worldwide, Inc. (a)	6,030	228,115
	Keane, Inc. (a)	8,180	128,835
	MPS Group, Inc. (a)	28,970	443,241
	IT Services Total		800,191
Semiconductors & Semiconductor Equipment – 8.5%
	Atheros Communications, Inc. (a)	18,012	471,734
	Cymer, Inc. (a)	14,055	638,659

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Microsemi Corp. (a)	17,509	509,687
	Mindspeed Technologies, Inc. (a)	78,970	314,301
	Silicon Laboratories, Inc. (a)	15,373	844,746
	SiRF Technology Holdings, Inc. (a)	19,290	683,059
	Tessera Technologies, Inc. (a)	8,810	282,625
	Ultratech, Inc. (a)	10,460	256,061
	Virage Logic Corp. (a)	23,104	249,292
	Semiconductors & Semiconductor Equipment Total		4,250,164
Software – 6.1%
	ANSYS, Inc. (a)	6,993	378,671
	Epicor Software Corp. (a)	17,035	228,780
	KongZhong Corp. (a)	12,660	167,239
	Kronos, Inc. (a)	2,982	111,497
	Macrovision Corp. (a)	10,295	228,034
	MICROS Systems, Inc. (a)	7,860	362,110
	Open Solutions, Inc. (a)	11,060	302,049
	Parametric Technology Corp. (a)	10,312	168,395
	Progress Software Corp. (a)	14,137	411,245
	Quality Systems, Inc.	7,510	248,581
	Secure Computing Corp. (a)	27,078	312,480
	Transaction Systems Architects, Inc. (a)	3,540	110,483
		Software Total	3,029,564
	INFORMATION TECHNOLOGY TOTAL		14,610,050
MATERIALS – 3.5%
Chemicals – 1.4%
	Airgas, Inc.	9,635	376,632
	Symyx Technologies, Inc. (a)	11,287	313,102
	Chemicals Total		689,734
Construction Materials – 1.2%
	Eagle Materials, Inc.	9,120	581,491
	Construction Materials Total		581,491

6

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 0.9%
	Reliance Steel & Aluminum Co.	4,870	457,390
	Metals & Mining Total		457,390
	MATERIALS TOTAL		1,728,615
TELECOMMUNICATION SERVICES – 1.5%
Wireless Telecommunication Services – 1.5%
	Dobson Communications Corp., Class A (a)	48,950	392,579
	SBA Communications Corp., Class A (a)	14,787	346,164
	Wireless Telecommunication Services Total		738,743
	TELECOMMUNICATION SERVICES TOTAL		738,743

	Total Common Stocks (cost of $37,562,751)		49,207,175

		Par ($)
Short-Term Obligation – 0.3%
	Repurchase agreement with State Street Bank & Trust Co. dated 03/31/06, due 04/03/06 at 4.670%, collateralized by a US Treasury Note maturing 09/17/10, market value of $164,900 (repurchase proceeds $161,063)	161,000	161,000

	Total Short-Term Obligation (cost of $161,000)		161,000

7

Total Investments – 99.4% (cost of $37,723,751)(b)(c)	49,368,175

Other Assets & Liabilities, Net – 0.6%	277,055

Net Assets – 100.0%	49,645,230

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $37,723,751.

(c)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,081,113	$(436,689)	$11,644,424

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

8

INVESTMENT PORTFOLIO
March 31, 2006 (Unaudited)	Nations Marsico 21st Century Portfolio

		Shares	Value ($)*
Common Stocks – 94.7%
CONSUMER DISCRETIONARY – 21.9%
Automobiles – 2.5%
	Toyota Motor Corp., ADR	5,944	647,302
	Automobiles Total		647,302
Hotels, Restaurants & Leisure – 18.0%
	Cheesecake Factory, Inc. (a)	16,609	622,007
	Chipotle Mexican Grill, Inc., Class A (a)	4,295	237,900
	Las Vegas Sands Corp. (a)	21,877	1,239,551
	Station Casinos, Inc.	15,667	1,243,490
	Wynn Resorts Ltd. (a)	16,852	1,295,076
	Hotels, Restaurants & Leisure Total		4,638,024
Textiles, Apparel & Luxury Goods – 1.4%
	Coach, Inc. (a)	10,531	364,162
	Textiles, Apparel & Luxury Goods Total		364,162
	CONSUMER DISCRETIONARY TOTAL		5,649,488
CONSUMER STAPLES – 1.4%
Food Products – 1.4%
	Dean Foods Co. (a)	9,017	350,130
	Food Products Total		350,130
	CONSUMER STAPLES TOTAL		350,130
ENERGY – 2.5%
Energy Equipment & Services – 1.6%
	Schlumberger Ltd.	3,182	402,746
	Energy Equipment & Services Total		402,746
Oil, Gas & Consumable Fuels – 0.9%
	Peabody Energy Corp.	4,858	244,892
	Oil, Gas & Consumable Fuels Total		244,892
	ENERGY TOTAL		647,638
FINANCIALS – 25.4%
Capital Markets – 8.6%
	Crystal River Capital, Inc. (b)	11,719	292,975
	Jefferies Group, Inc.	11,631	680,414
	UBS AG, Registered Shares	11,412	1,250,007
	Capital Markets Total		2,223,396
Commercial Banks – 4.5%
	Banco Itau Holding Financeira SA, ADR	16,189	481,947
	ICICI Bank Ltd., ADR	13,127	363,355
	UCBH Holdings, Inc.	17,189	325,216
	Commercial Banks Total		1,170,518

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 3.1%
	Chicago Mercantile Exchange	1,776	794,760
	Diversified Financial Services Total		794,760
Real Estate – 8.2%
	CB Richard Ellis Group, Inc., Class A (a)	5,184	418,349
	Government Properties Trust, Inc., REIT	27,661	263,886
	KKR Financial Corp., REIT	19,840	445,011
	Redwood Trust, Inc., REIT	5,301	229,639
	St. Joe Co.	11,957	751,378
	Real Estate Total		2,108,263
Thrifts & Mortgage Finance – 1.0%
	Clayton Holdings, Inc. (a)	12,483	263,141
	Thrifts & Mortgage Finance Total		263,141
	FINANCIALS TOTAL		6,560,078
HEALTH CARE – 17.6%
Biotechnology – 12.0%
	Amylin Pharmaceuticals, Inc. (a)	34,566	1,692,006
	Diversa Corp. (a)	21,008	191,383
	Genentech, Inc. (a)	5,878	496,750
	Genzyme Corp. (a)	10,780	724,631
	Biotechnology Total		3,104,770
Health Care Providers & Services – 3.9%
	UnitedHealth Group, Inc.	18,044	1,007,938
	Health Care Providers & Services Total		1,007,938
Pharmaceuticals – 1.7%
	Roche Holding AG, Genusschein Shares	2,920	434,824
	Pharmaceuticals Total		434,824
	HEALTH CARE TOTAL		4,547,532
INDUSTRIALS – 21.1%
Aerospace & Defense – 4.5%
	General Dynamics Corp.	9,860	630,843
	Precision Castparts Corp.	8,994	534,243
	Aerospace & Defense Total		1,165,086
Air Freight & Logistics – 3.3%
	FedEx Corp.	7,530	850,438
	Air Freight & Logistics Total		850,438

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 1.2%
	McDermott International, Inc. (a)	5,521	300,619
	Construction & Engineering Total		300,619
Machinery – 6.5%
	American Railcar Industries, Inc.	11,022	386,542
	Caterpillar, Inc.	6,589	473,156
	Deere & Co.	7,231	571,611
	Joy Global, Inc.	4,111	245,714
	Machinery Total		1,677,023
Road & Rail – 5.6%
	Burlington Northern Santa Fe Corp.	9,509	792,385
	Genesee & Wyoming, Inc., Class A (a)	21,735	666,830
	Road & Rail Total		1,459,215
	INDUSTRIALS TOTAL		5,452,381
INFORMATION TECHNOLOGY – 4.8%
Communications Equipment – 4.8%
	Motorola, Inc.	30,147	690,668
	QUALCOMM, Inc.	10,642	538,591
	Communications Equipment Total		1,229,259
	INFORMATION TECHNOLOGY TOTAL		1,229,259

	Total Common Stocks (cost of $18,647,862)		24,436,506
Investment Company – 4.1%
	SSgA Prime Money Market Fund	1,051,497	1,051,497

	Total Investment Companies (cost of $1,051,497)		1,051,497

	Total Investments – 98.8% (cost of $19,699,359)(c)(d)		25,488,003

	Other Assets & Liabilities, Net – 1.2%		312,740

	Net Assets – 100.0%		25,800,743

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of this security, which is not illiquid, represents 1.1% of net assets.

(c)	Cost for federal income tax purposes is $19,699,539.

(d)	Unrealized appreciation and depreciation at March 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,057,602	$(268,958)	$5,788,644

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

4

INVESTMENT PORTFOLIO
March 31, 2006 (Unaudited)	Nations Marsico Growth Portfolio

		Shares	Value ($)*
Common Stocks – 95.3%
CONSUMER DISCRETIONARY – 22.6%
Automobiles – 0.1%
	Toyota Motor Corp., ADR	2,000	217,800
	Automobiles Total		217,800
Hotels, Restaurants & Leisure – 10.5%
	Four Seasons Hotels, Inc.	24,309	1,232,467
	Las Vegas Sands Corp. (a)	50,110	2,839,233
	MGM Mirage (a)	96,422	4,154,824
	Starbucks Corp. (a)	81,366	3,062,616
	Station Casinos, Inc.	10,298	817,352
	Wynn Resorts Ltd. (a)	40,205	3,089,754
	Yum! Brands, Inc.	73,378	3,585,249
	Hotels, Restaurants & Leisure Total		18,781,495
Household Durables – 3.5%
	KB Home	40,254	2,615,705
	Lennar Corp., Class A	45,582	2,752,241
	Toll Brothers, Inc. (a)	22,808	789,841
	Household Durables Total		6,157,787
Multiline Retail – 1.5%
	Target Corp.	52,345	2,722,463
	Multiline Retail Total		2,722,463
Specialty Retail – 6.3%
	Home Depot, Inc.	89,399	3,781,578
	Lowe’s Companies, Inc.	115,501	7,442,884
	Specialty Retail Total		11,224,462
Textiles, Apparel & Luxury Goods – 0.7%
	Coach, Inc. (a)	35,913	1,241,872
	Textiles, Apparel & Luxury Goods Total		1,241,872
	CONSUMER DISCRETIONARY TOTAL		40,345,879
CONSUMER STAPLES – 6.1%
Beverages – 0.6%
	PepsiCo, Inc.	19,894	1,149,674
	Beverages Total		1,149,674
Food & Staples Retailing – 1.5%
	CVS Corp.	38,948	1,163,377
	Walgreen Co.	34,680	1,495,748
	Food & Staples Retailing Total		2,659,125
Food Products – 0.2%
	Archer-Daniels-Midland Co.	11,138	374,794
	Food Products Total		374,794

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 3.8%
	Procter & Gamble Co.	116,701	6,724,312
	Household Products Total		6,724,312
	CONSUMER STAPLES TOTAL		10,907,905
ENERGY – 4.2%
Energy Equipment & Services – 3.5%
	Halliburton Co.	36,891	2,693,781
	Schlumberger Ltd.	28,248	3,575,349
	Energy Equipment & Services Total		6,269,130
Oil, Gas & Consumable Fuels – 0.7%
	Peabody Energy Corp.	24,580	1,239,078
	Oil, Gas & Consumable Fuels Total		1,239,078
	ENERGY TOTAL		7,508,208
FINANCIALS – 15.7%
Capital Markets – 9.3%
	Goldman Sachs Group, Inc.	23,195	3,640,687
	Lehman Brothers Holdings, Inc.	41,425	5,987,156
	UBS AG, Registered Shares	63,328	6,964,180
	Capital Markets Total		16,592,023
Consumer Finance – 1.8%
	SLM Corp.	61,981	3,219,293
	Consumer Finance Total		3,219,293
Diversified Financial Services – 2.8%
	Chicago Mercantile Exchange	11,210	5,016,475
	Diversified Financial Services Total		5,016,475
Insurance – 1.0%
	Genworth Financial, Inc., Class A	4,205	140,573
	Progressive Corp.	16,055	1,673,894
	Insurance Total		1,814,467
Real Estate – 0.8%
	St. Joe Co.	21,110	1,326,552
	Real Estate Total		1,326,552
	FINANCIALS TOTAL		27,968,810
HEALTH CARE – 19.1%
Biotechnology – 7.8%
	Amylin Pharmaceuticals, Inc. (a)	55,284	2,706,152
	Genentech, Inc. (a)	114,845	9,705,551
	Genzyme Corp. (a)	21,957	1,475,949
	Biotechnology Total		13,887,652

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – 3.5%
	Medtronic, Inc.	69,295	3,516,721
	Zimmer Holdings, Inc. (a)	39,764	2,688,047
	Health Care Equipment & Supplies Total		6,204,768
Health Care Providers & Services – 7.8%
	Quest Diagnostics, Inc.	21,029	1,078,788
	UnitedHealth Group, Inc.	229,049	12,794,677
	Health Care Providers & Services Total		13,873,465
	HEALTH CARE TOTAL		33,965,885
INDUSTRIALS – 18.4%
Aerospace & Defense – 4.8%
	General Dynamics Corp.	62,762	4,015,513
	Lockheed Martin Corp.	37,498	2,817,224
	United Technologies Corp.	30,202	1,750,810
	Aerospace & Defense Total		8,583,547
Air Freight & Logistics – 4.2%
	FedEx Corp.	67,081	7,576,128
	Air Freight & Logistics Total		7,576,128
Machinery – 3.8%
	Caterpillar, Inc.	73,910	5,307,477
	Deere & Co.	18,382	1,453,097
	Machinery Total		6,760,574
Road & Rail – 5.6%
	Burlington Northern Santa Fe Corp.	71,911	5,992,344
	Union Pacific Corp.	42,214	3,940,677
	Road & Rail Total		9,933,021
	INDUSTRIALS TOTAL		32,853,270
INFORMATION TECHNOLOGY – 6.9%
Communications Equipment – 6.9%
	Cisco Systems, Inc. (a)	71,971	1,559,611
	Motorola, Inc.	216,223	4,953,669
	QUALCOMM, Inc.	112,301	5,683,554
	Communications Equipment Total		12,196,834

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 0.0%
	Seagate Technology, Inc., Escrow Shares (a)	4,500	45
	Computers & Peripherals Total		45
	INFORMATION TECHNOLOGY TOTAL		12,196,879
MATERIALS – 1.0%
Chemicals – 0.1%
	Monsanto Co.	1,700	144,075
	Chemicals Total		144,075
Metals & Mining – 0.9%
	Companhia Vale do Rio Doce, ADR	33,785	1,639,586
	Metals & Mining Total		1,639,586
	MATERIALS TOTAL		1,783,661
TELECOMMUNICATION SERVICES – 1.3%
Wireless Telecommunication Services – 1.3%
	America Movil SA de CV, ADR	69,260	2,372,848
	Wireless Telecommunication Services Total		2,372,848
	TELECOMMUNICATION SERVICES TOTAL		2,372,848
	Total Common Stocks (cost of $121,868,014)		169,903,345

Investment Company – 4.5%
	SSgA Prime Money Market Fund	8,130,985	8,130,985

	Total Investment Company (cost of $8,130,985)		8,130,985

	Total Investments – 99.8% (cost of $129,998,999)(b)(c)		178,034,330

	Other Assets & Liabilities, Net – 0.2%		306,095

	Net Assets – 100.0%		178,340,425

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $129,998,999.

(c)	Unrealized appreciation and depreciation at March 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$49,027,612	$(992,281)	$48,035,331

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
March 31, 2006 (Unaudited)	Nations Marsico MidCap Growth Portfolio

		Shares	Value ($)*
Common Stocks – 95.8%
CONSUMER DISCRETIONARY – 24.0%
Hotels, Restaurants & Leisure – 18.7%
	Cheesecake Factory, Inc. (a)	67,788	2,538,660
	Las Vegas Sands Corp. (a)	70,695	4,005,579
	Station Casinos, Inc.	48,327	3,835,714
	Wynn Resorts Ltd. (a)	34,120	2,622,122
	Hotels, Restaurants & Leisure Total		13,002,075
Household Durables – 1.4%
	Toll Brothers, Inc. (a)	28,012	970,056
	Household Durables Total		970,056
Media – 0.0%
	Interpublic Group of Cos, Inc.	48	459
	Media Total		459
Multiline Retail – 1.9%
	Nordstrom, Inc.	33,057	1,295,173
	Multiline Retail Total		1,295,173
Textiles, Apparel & Luxury Goods – 2.0%
	Coach, Inc. (a)	41,269	1,427,082
	Textiles, Apparel & Luxury Goods Total		1,427,082
	CONSUMER DISCRETIONARY TOTAL		16,694,845
CONSUMER STAPLES – 2.9%
Food Products – 2.9%
	Dean Foods Co. (a)	51,239	1,989,610
	Food Products Total		1,989,610
	CONSUMER STAPLES TOTAL		1,989,610
ENERGY – 3.6%
Energy Equipment & Services – 2.1%
	Dresser-Rand Group, Inc. (a)	38,042	945,344
	Petroleum Geo-Services, ADR	10,560	490,934
	Energy Equipment & Services Total		1,436,278
Oil, Gas & Consumable Fuels – 1.5%
	Peabody Energy Corp.	21,212	1,069,297
	Oil, Gas & Consumable Fuels Total		1,069,297
	ENERGY TOTAL		2,505,575
FINANCIALS – 22.9%
Capital Markets – 9.7%
	Crystal River Capital (b)	36,316	907,900
	Franklin Resources, Inc.	13,479	1,270,261
	Investors Financial Services Corp.	41,552	1,947,542

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Jefferies Group, Inc.	45,226	2,645,721
	Capital Markets Total		6,771,424
Commercial Banks – 6.6%
	ICICI Bank Ltd., ADR	41,260	1,142,077
	UCBH Holdings, Inc.	83,354	1,577,058
	Uniao de Bancos Brasileiros SA, ADR	25,387	1,876,353
	Commercial Banks Total		4,595,488
Diversified Financial Services – 4.0%
	Chicago Mercantile Exchange	6,197	2,773,158
	Diversified Financial Services Total		2,773,158
Real Estate – 2.6%
	St. Joe Co.	29,467	1,851,706
	Real Estate Total		1,851,706
	FINANCIALS TOTAL		15,991,776
HEALTH CARE – 12.9%
Biotechnology – 9.2%
	Amylin Pharmaceuticals, Inc. (a)	93,408	4,572,322
	Genzyme Corp. (a)	26,774	1,799,748
	Biotechnology Total		6,372,070
Health Care Equipment & Supplies – 0.8%
	Kyphon, Inc. (a)	15,597	580,209
	Health Care Equipment & Supplies Total		580,209
Health Care Providers & Services – 2.9%
	Humana, Inc. (a)	38,782	2,041,872
	Health Care Providers & Services Total		2,041,872
	HEALTH CARE TOTAL		8,994,151
INDUSTRIALS – 19.8%
Aerospace & Defense – 4.6%
	Alliant Techsystems, Inc. (a)	7,988	616,434
	Precision Castparts Corp.	44,147	2,622,332
	Aerospace & Defense Total		3,238,766
Air Freight & Logistics – 2.9%
	Expeditors International of Washington, Inc.	23,165	2,001,224
	Air Freight & Logistics Total		2,001,224
Construction & Engineering – 3.4%
	McDermott International, Inc.	43,211	2,352,839
	Construction & Engineering Total		2,352,839

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 7.0%
	Cummins, Inc.	19,140	2,011,614
	Joy Global, Inc.	48,419	2,894,004
	Machinery Total		4,905,618
Road & Rail – 1.9%
	Genesee & Wyoming, Inc., Class A (a)	42,985	1,318,780
	Road & Rail Total		1,318,780
	INDUSTRIALS TOTAL		13,817,227
INFORMATION TECHNOLOGY – 6.4%
Communications Equipment – 3.3%
	QUALCOMM, Inc.	36,880	1,866,497
	Sycamore Networks, Inc. (a)	85,037	399,674
	Communications Equipment Total		2,266,171
Semiconductors & Semiconductor Equipment – 3.1%
	Broadcom Corp., Class A (a)	50,359	2,173,494
	Semiconductors & Semiconductor Equipment Total		2,173,494
	INFORMATION TECHNOLOGY TOTAL		4,439,665
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 0.9%
	Level 3 Communications, Inc. (a)	118,100	611,758
	Diversified Telecommunication Services Total		611,758
Wireless Telecommunication Services – 2.4%
	Leap Wireless International, Inc. (a)	38,721	1,687,848
	Wireless Telecommunication Services Total		1,687,848
	TELECOMMUNICATION SERVICES TOTAL		2,299,606

	Total Common Stocks (cost of $52,327,718)		66,732,455
Investment Company – 4.3%
	SSgA Prime Money Market Fund	2,997,088	2,997,088

	Total Investment Company (cost of $2,997,088)		2,997,088

	Total Investments – 100.1% (cost of $55,324,806)(c)(d)		69,729,543

	Other Assets & Liabilities, Net – (0.1)%		(45,493)

	Net Assets – 100.0%		69,684,050

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of this security, which is not illiquid, amounts to $907,900, which represents 1.3% of net assets.

(c)	Cost for federal income tax purposes is $55,324,806.

(d)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$15,123,086	$(718,349)	$14,404,737

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
March 31, 2006 (Unaudited)	Nations Value Portfolio

		Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 8.6%
Auto Components – 0.8%
	Johnson Controls, Inc.	9,100	690,963
	Auto Components Total		690,963
Hotels, Restaurants & Leisure – 3.0%
	Carnival Corp.	6,900	326,853
	McDonald’s Corp.	27,784	954,658
	Starwood Hotels & Resorts Worldwide, Inc.	18,700	1,266,551
	Hotels, Restaurants & Leisure Total		2,548,062
Media – 1.3%
	CBS Corp., Class B	6,250	149,875
	News Corp., Class A	41,800	694,298
	Viacom, Inc., Class B	6,250	242,500
	Media Total		1,086,673
Multiline Retail – 2.0%
	Federated Department Stores, Inc.	11,700	854,100
	J.C. Penney Co., Inc.	14,500	875,945
	Multiline Retail Total		1,730,045
Specialty Retail – 1.5%
	Office Depot, Inc. (a)	14,000	521,360
	Staples, Inc.	30,300	773,256
	Specialty Retail Total		1,294,616
	CONSUMER DISCRETIONARY TOTAL		7,350,359
CONSUMER STAPLES – 5.0%
Beverages – 2.0%
	Diageo PLC, ADR	14,000	888,020
	PepsiCo, Inc.	14,118	815,879
	Beverages Total		1,703,899
Food Products – 1.0%
	Cadbury Schweppes PLC, ADR	20,400	816,000
	Food Products Total		816,000
Tobacco – 2.0%
	Altria Group, Inc.	24,300	1,721,898
	Tobacco Total		1,721,898
	CONSUMER STAPLES TOTAL		4,241,797
ENERGY – 13.0%
Energy Equipment & Services – 4.2%
	ENSCO International, Inc.	4,400	226,380
	Halliburton Co.	12,400	905,448
	Nabors Industries Ltd. (a)	7,600	544,008

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	National Oilwell Varco, Inc. (a)	16,800	1,077,216
	Schlumberger Ltd.	6,800	860,676
	Energy Equipment & Services Total		3,613,728
Oil, Gas & Consumable Fuels – 8.8%
	ConocoPhillips	9,400	593,610
	Exxon Mobil Corp.	32,300	1,965,778
	Marathon Oil Corp.	9,934	756,673
	Murphy Oil Corp.	5,800	288,956
	Occidental Petroleum Corp.	19,500	1,806,675
	Valero Energy Corp.	22,100	1,321,138
	Williams Companies, Inc.	37,100	793,569
	Oil, Gas & Consumable Fuels Total		7,526,399
	ENERGY TOTAL		11,140,127
FINANCIALS – 35.1%
Capital Markets – 7.5%
	Bank of New York Co., Inc.	35,800	1,290,232
	Deutsche Bank AG	2,100	239,904
	Goldman Sachs Group, Inc.	6,300	988,848
	Lehman Brothers Holdings, Inc.	3,700	534,761
	Merrill Lynch & Co., Inc.	26,825	2,112,737
	Morgan Stanley	11,600	728,712
	Nuveen Investments, Class A	10,700	515,205
	Capital Markets Total		6,410,399
Commercial Banks – 11.1%
	Marshall & Ilsley Corp.	23,200	1,011,056
	Mitsubishi UFJ Financial Group, Inc., ADR	38,100	579,501
	PNC Financial Services Group, Inc.	13,200	888,492
	SunTrust Banks, Inc.	5,200	378,352
	UnionBanCal Corp.	8,200	575,312
	U.S. Bancorp	62,537	1,907,378
	Wachovia Corp.	39,076	2,190,210
	Wells Fargo & Co.	31,500	2,011,905
	Commercial Banks Total		9,542,206
Diversified Financial Services – 5.8%
	CIT Group, Inc.	7,900	422,808
	Citigroup, Inc.	68,900	3,254,147
	JPMorgan Chase & Co.	31,300	1,303,332
	Diversified Financial Services Total		4,980,287

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 6.8%
	Allstate Corp.	13,600	708,696
	AMBAC Financial Group, Inc.	11,100	883,560
	American International Group, Inc.	18,700	1,235,883
	Genworth Financial, Inc., Class A	24,300	812,349
	Hartford Financial Services Group, Inc.	10,000	805,500
	St Paul Travelers Companies, Inc.	14,362	600,188
	UnumProvident Corp.	16,300	333,824
	XL Capital Ltd., Class A	6,367	408,189
	Insurance Total		5,788,189
Real Estate – 2.8%
	Archstone-Smith Trust, REIT	8,800	429,176
	Host Marriott Corp., REIT	39,700	849,580
	Kimco Realty Corp., REIT	13,758	559,125
	ProLogis Trust, REIT	10,000	535,000
	Real Estate Total		2,372,881
Thrifts & Mortgage Finance – 1.1%
	Golden West Financial Corp.	14,500	984,550
	Thrifts & Mortgage Finance Total		984,550
	FINANCIALS TOTAL		30,078,512
HEALTH CARE – 9.8%
Health Care Equipment & Supplies – 0.8%
	Baxter International, Inc.	18,600	721,866
	Health Care Equipment & Supplies Total		721,866
Health Care Providers & Services – 2.3%
	Aetna, Inc.	14,600	717,444
	CIGNA Corp.	9,600	1,253,952
	Health Care Providers & Services Total		1,971,396
Pharmaceuticals – 6.7%
	AstraZeneca PLC, ADR	17,400	874,002
	GlaxoSmithKline PLC, ADR	16,300	852,653
	Novartis AG, ADR	15,400	853,776
	Pfizer, Inc.	89,740	2,236,321
	Sanofi-Aventis, ADR	19,000	901,550
	Pharmaceuticals Total		5,718,302
	HEALTH CARE TOTAL		8,411,564
INDUSTRIALS – 8.4%
Aerospace & Defense – 2.3%
	General Dynamics Corp.	10,600	678,188

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	United Technologies Corp.	22,550	1,307,223
	Aerospace & Defense Total		1,985,411
Industrial Conglomerates – 0.8%
	General Electric Co.	19,100	664,298
	Industrial Conglomerates Total		664,298
Machinery – 2.8%
	Caterpillar, Inc.	17,400	1,249,494
	Eaton Corp.	5,600	408,632
	Ingersoll-Rand Co. Ltd., Class A	17,800	743,862
	Machinery Total		2,401,988
Road & Rail – 2.5%
	Burlington Northern Santa Fe Corp.	16,800	1,399,944
	Norfolk Southern Corp.	12,800	692,096
	Road & Rail Total		2,092,040
	INDUSTRIALS TOTAL		7,143,737
INFORMATION TECHNOLOGY – 5.6%
Communications Equipment – 1.0%
	Motorola, Inc.	18,500	423,835
	Nokia OYJ, ADR	21,600	447,552
	Communications Equipment Total		871,387
Computers & Peripherals – 2.8%
	Hewlett-Packard Co.	50,000	1,645,000
	International Business Machines Corp.	9,800	808,206
	Computers & Peripherals Total		2,453,206
Electronic Equipment & Instruments – 0.8%
	Agilent Technologies, Inc. (a)	17,800	668,390
	Electronic Equipment & Instruments Total		668,390
Semiconductors & Semiconductor Equipment – 1.0%
	Fairchild Semiconductor International, Inc. (a)	18,100	345,167
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49,000	492,940
	Semiconductors & Semiconductor Equipment Total		838,107
	INFORMATION TECHNOLOGY TOTAL		4,831,090
MATERIALS – 5.8%
Chemicals – 0.7%
	Rohm & Haas Co.	12,400	605,988
	Chemicals Total		605,988

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 1.3%
	Cemex SA de CV, ADR	8,000	522,240
	Vulcan Materials Co.	6,400	554,560
	Construction Materials Total		1,076,800
Containers & Packaging – 0.4%
	Crown Holdings, Inc. (a)	21,800	386,732
	Containers & Packaging Total		386,732
Metals & Mining – 3.4%
	Freeport-McMoRan Copper & Gold, Inc., Class B	10,400	621,608
	Nucor Corp.	5,100	534,429
	Phelps Dodge Corp.	6,700	539,551
	Rio Tinto PLC	4,700	972,900
	United States Steel Corp.	3,600	218,448
	Metals & Mining Total		2,886,936
	MATERIALS TOTAL		4,956,456
TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 2.6%
	AT&T, Inc.	41,099	1,111,317
	Verizon Communications, Inc.	33,100	1,127,386
	Diversified Telecommunication Services Total		2,238,703
	TELECOMMUNICATION SERVICES TOTAL		2,238,703
UTILITIES – 4.3%
Electric Utilities – 3.5%
	Edison International	15,981	658,098
	Entergy Corp.	10,838	747,172
	Exelon Corp.	17,325	916,492
	FPL Group, Inc.	16,000	642,240
	Electric Utilities Total		2,964,002
Multi-Utilities – 0.8%
	PG&E Corp.	18,192	707,669
	Multi-Utilities Total		707,669
	UTILITIES TOTAL		3,671,671

	Total Common Stocks (cost of $67,775,293)		84,064,016
Convertible Preferred Stocks – 0.8%
	Genworth Financial, Inc.	8,200	300,612
	XL Capital Ltd.	16,619	412,317

	Total Convertible Preferred Stocks (cost of $632,368)		712,929

5

		Par ($)	Value ($)
Short-Term Obligations – 0.7%

	Repurchase agreement with State Street Bank & Trust Co. dated 03/31/06, due 04/03/06 at 4.670%, collateralized by U.S. Government Agencies maturing 04/18/08, market value of $599,956.20 (repurchase proceeds $585,227.66)	585,000	585,000

	Total Short-Term Obligations (cost of $585,000)		585,000

	Total Investments – 99.7% (cost of $68,992,661) (b)(c)		85,361,945

	Other Assets & Liabilities, Net – 0.3%		237,802

	Net Assets – 100.0%		85,599,747

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost of federal income tax purpose is $68,992,661.

(c)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$17,188,810	$(819,526)	$16,369,284

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Nations Asset Allocation Portfolio

		Shares	Value ($)*
Common Stocks – 65.1%
CONSUMER DISCRETIONARY – 7.3%
Automobiles – 0.3%
	Harley-Davidson, Inc.	1,100	57,068
Automobiles Total			57,068
Diversified Consumer Services – 0.2%
	Career Education Corp.	100	3,773
	Weight Watchers International, Inc.	600	30,840
Diversified Consumer Services Total			34,613
Hotels, Restaurants & Leisure – 0.9%
	Brinker International, Inc.	800	33,800
	Darden Restaurants, Inc.	1,100	45,133
	McDonald’s Corp.	1,600	54,976
	Yum! Brands, Inc.	900	43,974
Hotels, Restaurants & Leisure Total			177,883
Household Durables – 0.8%
	Lennar Corp., Class A	300	18,114
	NVR, Inc. (a)	100	73,895
	Pulte Homes, Inc.	800	30,736
	Toll Brothers, Inc. (a)	1,400	48,482
Household Durables Total			171,227
Leisure Equipment & Products – 0.1%
	Marvel Entertainment, Inc. (a)	1,600	32,192
Leisure Equipment & Products Total			32,192
Media – 1.5%
	CBS Corp., Class B	1,900	45,562
	Clear Channel Communications, Inc.	500	14,505
	EchoStar Communications Corp., Class A (a)	1,300	38,831
	Interpublic Group of Companies, Inc.	40	382
	John Wiley & Sons, Inc., Class A	100	3,785
	Liberty Media Corp., Class A (a)	400	3,284
	Live Nation, Inc.	100	1,984
	McGraw-Hill Companies, Inc.	500	28,810
	Time Warner, Inc.	6,000	100,740
	Viacom, Inc., Class B	1,100	42,680
	Walt Disney Co.	1,000	27,890
Media Total			308,453
Multiline Retail – 0.8%
	Dollar General Corp.	2,500	44,175
	J.C. Penney Co., Inc.	1,100	66,451
	Nordstrom, Inc.	700	27,426

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	Target Corp.	400	20,804
Multiline Retail Total			158,856
Specialty Retail – 2.5%
	American Eagle Outfitters, Inc.	100	2,986
	Autonation, Inc. (a)	3,500	75,425
	AutoZone, Inc. (a)	100	9,969
	Barnes & Noble, Inc.	1,100	50,875
	Bed Bath & Beyond, Inc. (a)	400	15,360
	Gap, Inc.	2,600	48,568
	Home Depot, Inc.	2,600	109,980
	Limited Brands, Inc.	2,600	63,596
	Sherwin-Williams Co.	100	4,944
	Staples, Inc.	3,600	91,872
	TJX Companies, Inc.	2,100	52,122
Specialty Retail Total			525,697
Textiles, Apparel & Luxury Goods – 0.2%
	Coach, Inc.	600	20,748
	Nike, Inc., Class B	200	17,020
Textiles, Apparel & Luxury Goods Total			37,768
CONSUMER DISCRETIONARY TOTAL			1,503,757
CONSUMER STAPLES – 5.5%
Beverages – 1.7%
	Coca-Cola Co.	4,000	167,480
	Diageo PLC, ADR	900	57,087
	Pepsi Bottling Group, Inc.	800	24,312
	PepsiCo, Inc.	1,600	92,464
Beverages Total			341,343
Food & Staples Retailing – 1.1%
	Kroger Co.	1,400	28,504
	SUPERVALU, Inc.	800	24,656
	Sysco Corp.	1,400	44,870
	Wal-Mart Stores, Inc.	2,800	132,272
	Walgreen Co.	100	4,313
Food & Staples Retailing Total			234,615
Food Products – 0.6%
	General Mills, Inc.	800	40,544
	Hormel Foods Corp.	100	3,380
	Pilgrim’s Pride Corp.	1,800	39,006
	Sara Lee Corp.	300	5,364

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Tyson Foods, Inc., Class A	2,500	34,350
Food Products Total			122,644
Household Products – 0.6%
	Procter & Gamble Co.	2,200	126,764
Household Products Total			126,764
Personal Products – 0.1%
	Estee Lauder Companies, Inc., Class A	400	14,876
Personal Products Total			14,876
Tobacco – 1.4%
	Altria Group, Inc.	2,300	162,978
	Reynolds American, Inc.	1,300	137,150
Tobacco Total			300,128
CONSUMER STAPLES TOTAL			1,140,370
ENERGY – 5.6%
Energy Equipment & Services – 0.1%
	BJ Services Co.	500	17,300
	Patterson-UTI Energy, Inc.	500	15,980
Energy Equipment & Services Total			33,280
Oil, Gas & Consumable Fuels – 5.5%
	Amerada Hess Corp.	200	28,480
	Anadarko Petroleum Corp.	300	30,303
	Apache Corp.	1,000	65,510
	Chevron Corp.	2,000	115,940
	ConocoPhillips	2,889	182,413
	Devon Energy Corp.	600	36,702
	Exxon Mobil Corp.	7,000	426,020
	Kerr-McGee Corp.	600	57,288
	Marathon Oil Corp.	400	30,468
	Newfield Exploration Co. (a)	300	12,570
	Occidental Petroleum Corp.	500	46,325
	Sunoco, Inc.	1,200	93,084
Oil, Gas & Consumable Fuels Total			1,125,103
ENERGY TOTAL			1,158,383
FINANCIALS – 14.0%
Capital Markets – 3.5%
	Ameriprise Financial, Inc.	100	4,506
	Bank of New York Co., Inc.	100	3,604
	Bear Stearns Companies, Inc.	100	13,870
	Charles Schwab Corp.	2,500	43,025
	Goldman Sachs Group, Inc.	1,000	156,960

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Lehman Brothers Holdings, Inc.	600	86,718
	Mellon Financial Corp.	1,600	56,960
	Merrill Lynch & Co., Inc.	1,900	149,644
	Morgan Stanley	1,900	119,358
	State Street Corp.	1,500	90,645
	T. Rowe Price Group, Inc.	100	7,821
Capital Markets Total			733,111
Commercial Banks – 2.2%
	Comerica, Inc.	1,200	69,564
	Marshall & Ilsley Corp.	300	13,074
	National City Corp.	400	13,960
	Popular, Inc.	700	14,532
	SunTrust Banks, Inc.	700	50,932
	U.S. Bancorp	3,800	115,900
	Wachovia Corp.	1,500	84,075
	Wells Fargo & Co.	1,600	102,192
Commercial Banks Total			464,229
Consumer Finance – 0.3%
	American Express Co.	500	26,275
	AmeriCredit Corp.	200	6,146
	Capital One Financial Corp.	200	16,104
	SLM Corp.	100	5,194
Consumer Finance Total			53,719
Diversified Financial Services – 2.4%
	Citigroup, Inc.	6,300	297,549
	JPMorgan Chase & Co.	4,500	187,380
	Leucadia National Corp.	100	5,966
Diversified Financial Services Total			490,895
Insurance – 4.3%
	Allstate Corp.	1,800	93,798
	Ambac Financial Group, Inc.	700	55,720
	American International Group, Inc.	2,700	178,443
	Endurance Specialty Holdings Ltd.	1,100	35,805
	Fidelity National Financial, Inc.	500	17,765
	Fidelity National Title Group, Inc., Class A	1,700	38,709
	Hartford Financial Services Group, Inc.	1,000	80,550
	Lincoln National Corp.	300	16,377
	MBIA, Inc.	600	36,078

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Metlife, Inc.	1,500	72,555
	Principal Financial Group	900	43,920
	Progressive Corp.	400	41,704
	Prudential Financial, Inc.	1,400	106,134
	Safeco Corp.	400	20,084
	St. Paul Travelers Companies, Inc.	1,100	45,969
	Transatlantic Holdings, Inc.	100	5,845
Insurance Total			889,456
Real Estate – 0.3%
	Apartment Investment & Management Co., Class A, REIT	100	4,690
	Boston Properties, Inc., REIT	100	9,325
	CB Richard Ellis Group, Inc., Class A (a)	200	16,140
	Equity Office Properties Trust, REIT	100	3,358
	Forest City Enterprises, Inc., Class A	200	9,430
	General Growth Properties, Inc., REIT	300	14,661
Real Estate Total			57,604
Thrifts & Mortgage Finance – 1.0%
	Countrywide Financial Corp.	400	14,680
	Fannie Mae	700	35,980
	Freddie Mac	900	54,900
	IndyMac Bancorp, Inc.	100	4,093
	MGIC Investment Corp.	600	39,978
	PMI Group, Inc.	700	32,144
	Washington Mutual, Inc.	500	21,310
Thrifts & Mortgage Finance Total			203,085
FINANCIALS TOTAL			2,892,099
HEALTH CARE – 8.6%
Biotechnology – 1.7%
	Amgen, Inc. (a)	2,100	152,775
	Cephalon, Inc.	500	30,125
	Genentech, Inc.	200	16,902
	Gilead Sciences, Inc. (a)	1,500	93,330
	Techne Corp. (a)	900	54,126
Biotechnology Total			347,258
Health Care Equipment & Supplies – 1.3%
	Becton Dickinson & Co.	100	6,158
	Biomet, Inc.	200	7,104
	Boston Scientific Corp.	5,300	122,165
	Kinetic Concepts, Inc.	600	24,702

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Medtronic, Inc.	1,500	76,125
	PerkinElmer, Inc.	1,000	23,470
Health Care Equipment & Supplies Total			259,724
Health Care Providers & Services – 2.2%
	Aetna, Inc.	1,500	73,710
	AmerisourceBergen Corp.	400	19,308
	Cardinal Health, Inc.	700	52,164
	Caremark Rx, Inc.	400	19,672
	CIGNA Corp.	600	78,372
	HCA, Inc.	200	9,158
	Health Net, Inc. (a)	300	15,246
	McKesson Corp.	1,300	67,769
	UnitedHealth Group, Inc.	1,900	106,134
	WellPoint, Inc.	100	7,743
Health Care Providers & Services Total			449,276
Pharmaceuticals – 3.4%
	Abbott Laboratories	1,500	63,705
	Endo Pharmaceuticals Holdings, Inc. (a)	2,100	68,901
	Forest Laboratories, Inc. (a)	1,200	53,556
	Johnson & Johnson	3,400	201,348
	King Pharmaceuticals, Inc. (a)	200	3,450
	Merck & Co., Inc.	1,300	45,799
	Pfizer, Inc.	9,600	239,232
	Wyeth	700	33,964
Pharmaceuticals Total			709,955
HEALTH CARE TOTAL			1,766,213
INDUSTRIALS – 7.3%
Aerospace & Defense – 1.3%
	Alliant Techsystems, Inc.	100	7,717
	Boeing Co.	800	62,344
	Lockheed Martin Corp.	500	37,565
	Northrop Grumman Corp.	900	61,461
	Precision Castparts Corp.	200	11,880
	Raytheon Co.	700	32,088
	United Technologies Corp.	900	52,173
Aerospace & Defense Total			265,228

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – 1.1%
	C.H. Robinson Worldwide, Inc.	1,900	93,271
	FedEx Corp.	700	79,058
	United Parcel Service, Inc., Class B	700	55,566
Air Freight & Logistics Total			227,895
Airlines – 0.1%
	Southwest Airlines Co.	600	10,794
Airlines Total			10,794
Building Products – 0.1%
	American Standard Companies, Inc.	300	12,858
Building Products Total			12,858
Commercial Services & Supplies – 1.0%
	Cendant Corp.	6,000	104,100
	Corporate Executive Board Co.	100	10,090
	Herman Miller, Inc.	600	19,446
	Robert Half International, Inc.	800	30,888
	RR Donnelley & Sons Co.	400	13,088
	ServiceMaster Co.	2,400	31,488
Commercial Services & Supplies Total			209,100
Electrical Equipment – 0.4%
	Roper Industries, Inc.	1,900	92,397
Electrical Equipment Total			92,397
Industrial Conglomerates – 1.8%
	3M Co.	1,100	83,259
	General Electric Co.	8,200	285,196
Industrial Conglomerates Total			368,455
Machinery – 0.8%
	Danaher Corp.	900	57,195
	Illinois Tool Works, Inc.	500	48,155
	Paccar, Inc.	100	7,048
	Pentair, Inc.	400	16,300
	SPX Corp.	600	32,052
Machinery Total			160,750
Road & Rail – 0.2%
	J.B. Hunt Transport Services, Inc.	100	2,154
	YRC Worldwide, Inc.	900	34,254
Road & Rail Total			36,408
Trading Companies & Distributors – 0.3%
	MSC Industrial Direct Co., Inc., Class A	900	48,618
	W.W. Grainger, Inc.	300	22,605
Trading Companies & Distributors Total			71,223

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation – 0.2%
	Laidlaw International, Inc.	1,600	43,520
Transportation Total			43,520
INDUSTRIALS TOTAL			1,498,628
INFORMATION TECHNOLOGY – 10.4%
Communications Equipment – 2.1%
	Cisco Systems, Inc. (a)	11,600	251,372
	Motorola, Inc.	5,200	119,132
	QUALCOMM, Inc.	1,100	55,671
Communications Equipment Total			426,175
Computers & Peripherals – 2.1%
	Apple Computer, Inc. (a)	600	37,632
	Dell, Inc. (a)	5,000	148,800
	Hewlett-Packard Co.	3,300	108,570
	International Business Machines Corp.	1,500	123,705
	Western Digital Corp. (a)	300	5,829
Computers & Peripherals Total			424,536
Electronic Equipment & Instruments – 0.1%
	Amphenol Corp., Class A	300	15,654
Electronic Equipment & Instruments Total			15,654
IT Services – 0.8%
	Accenture Ltd., Class A	1,100	33,077
	Computer Sciences Corp. (a)	800	44,440
	Fiserv, Inc.	1,200	51,060
	Global Payments, Inc.	900	47,709
IT Services Total			176,286
Semiconductors & Semiconductor Equipment – 2.7%
	Advanced Micro Devices, Inc.	1,200	39,792
	Intel Corp.	13,900	268,965
	Lam Research Corp. (a)	1,500	64,500
	Linear Technology Corp.	300	10,524
	Micron Technology, Inc.	300	4,416
	National Semiconductor Corp.	1,400	38,976
	Texas Instruments, Inc.	4,300	139,621
Semiconductors & Semiconductor Equipment Total			566,794
Software – 2.6%
	Autodesk, Inc. (a)	1,500	57,780
	Intuit, Inc. (a)	1,100	58,509

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Microsoft Corp.	9,000	244,890
	Oracle Corp. (a)	8,300	113,627
	Reynolds & Reynolds Co., Class A	1,900	53,960
Software Total			528,766
INFORMATION TECHNOLOGY TOTAL			2,138,211
MATERIALS – 2.2%
Chemicals – 1.1%
	Dow Chemical Co.	1,200	48,720
	Eastman Chemical Co.	100	5,118
	Lyondell Chemical Co.	5,300	105,470
	PPG Industries, Inc.	1,000	63,350
	Tronox, Inc., Class B	121	2,056
Chemicals Total			224,714
Construction Materials – 0.1%
	Martin Marietta Materials, Inc.	100	10,703
Construction Materials Total			10,703
Containers & Packaging – 0.2%
	Ball Corp.	600	26,298
	Owens-Illinois, Inc.	600	10,422
Containers & Packaging Total			36,720
Metals & Mining – 0.8%
	Freeport-McMoRan Copper & Gold, Inc., Class B	600	35,862
	Nucor Corp.	1,200	125,748
	Phelps Dodge Corp.	200	16,106
Metals & Mining Total			177,716
MATERIALS TOTAL			449,853
TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 1.4%
	AT&T, Inc.	3,400	91,936
	BellSouth Corp.	1,900	65,835
	CenturyTel, Inc.	100	3,912
	Citizens Communications Co.	100	1,327
	Verizon Communications, Inc.	4,000	136,240
Diversified Telecommunication Services Total			299,250
Wireless Telecommunication Services – 0.6%
	Crown Castle International Corp. (a)	1,100	31,185
	NII Holdings, Inc. (a)	200	11,794

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Sprint Nextel Corp.	3,000	77,520
Wireless Telecommunication Services Total			120,499
TELECOMMUNICATION SERVICES TOTAL			419,749
UTILITIES – 2.2%
Electric Utilities – 0.8%
	American Electric Power Co., Inc.	2,000	68,040
	Entergy Corp.	100	6,894
	Exelon Corp.	100	5,290
	FirstEnergy Corp.	1,700	83,130
	Pepco Holdings, Inc.	100	2,279
	PPL Corp.	200	5,880
Electric Utilities Total			171,513
Gas Utilities – 0.4%
	Energen Corp.	1,700	59,500
	ONEOK, Inc.	500	16,125
Gas Utilities Total			75,625
Independent Power Producers & Energy Traders – 0.4%
	Constellation Energy Group, Inc.	500	27,355
	Duke Energy Corp.	200	5,830
	TXU Corp.	1,100	49,236
Independent Power Producers & Energy Traders Total			82,421
Multi-Utilities – 0.6%
	Centerpoint Energy, Inc.	4,900	58,457
	DTE Energy Co.	1,100	44,099
	PG&E Corp.	600	23,340
Multi-Utilities Total			125,896
UTILITIES TOTAL			455,455
	Total Common Stocks (cost of $11,351,344)		13,422,718
		Par ($)
Corporate Fixed-Income Bonds & Notes – 9.5%
BASIC MATERIALS – 0.2%
Forest Products & Paper – 0.1%
Westvaco Corp.
	8.200% 01/15/30	20,000	21,891
Forest Products & Paper Total			21,891

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – 0.1%
Alcan, Inc.
	4.500% 05/15/13	25,000	23,053
Metals & Mining Total			23,053
BASIC MATERIALS TOTAL			44,944
COMMUNICATIONS – 0.9%
Media – 0.1%
Comcast Cable Communications, Inc.
	7.125% 06/15/13	9,000	9,544
TCI Communications, Inc.
	9.875% 06/15/22	5,000	6,378
Time Warner, Inc.
	9.125% 01/15/13	11,000	12,722
Media Total			28,644
Telecommunication Services – 0.8%
AT&T, Inc.
	5.100% 09/15/14	40,000	38,013
BellSouth Corp.
	5.000% 10/15/06	12,000	11,984
	6.000% 10/15/11	2,000	2,032
British Telecommunications PLC
	8.375% 12/15/10	4,000	4,463
Cingular Wireless Services, Inc.
	8.125% 05/01/12	3,000	3,368
Deutsche Telekom International Finance BV
	5.250% 07/22/13	21,000	20,218
France Telecom SA
	7.750% 03/01/11	1,000	1,092
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	3,000	3,796
Sprint Capital Corp.
	6.125% 11/15/08	3,000	3,052
	8.750% 03/15/32	13,000	16,217
Telefonos de Mexico SA
	4.500% 11/19/08	16,000	15,540
Verizon Global Funding Corp.
	7.750% 12/01/30	3,000	3,307
Verizon New England, Inc.
	6.500% 09/15/11	20,000	20,270

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Verizon Pennsylvania, Inc.
	5.650% 11/15/11	19,000	18,696
Telecommunication Services Total			162,048
COMMUNICATIONS TOTAL			190,692
CONSUMER CYCLICAL – 0.7%
Auto Manufacturers – 0.1%
DaimlerChrysler N.A. Holding Corp.
	4.050% 06/04/08	20,000	19,360
Auto Manufacturers Total			19,360
Home Builders – 0.1%
Toll Brothers, Inc.
	4.950% 03/15/14	11,000	9,940
Home Builders Total			9,940
Housewares – 0.2%
Newell Rubbermaid, Inc.
	4.000% 05/01/10	35,000	32,720
Housewares Total			32,720
Retail – 0.3%
Target Corp.
	3.375% 03/01/08	3,000	2,903
	5.375% 06/15/09	9,000	9,043
	5.875% 03/01/12	10,000	10,245
Wal-Mart Stores, Inc.
	4.000% 01/15/10	50,000	47,766
Retail Total			69,957
CONSUMER CYCLICAL TOTAL			131,977
CONSUMER NON-CYCLICAL – 1.3%
Beverages – 0.4%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	35,000	35,399
Diageo Capital PLC
	3.375% 03/20/08	35,000	33,732
Beverages Total			69,131
Cosmetics/Personal Care – 0.0%
Procter & Gamble Co.
	4.750% 06/15/07	4,000	3,984
Cosmetics/Personal Care Total			3,984

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 0.4%
General Mills, Inc.
	2.625% 10/24/06	35,000	34,489
Kroger Co.
	6.200% 06/15/12	25,000	25,357
Safeway, Inc.
	4.950% 08/16/10	30,000	29,073
Food Total			88,919
Healthcare Services – 0.3%
UnitedHealth Group, Inc.
	3.375% 08/15/07	35,000	34,135
WellPoint, Inc.
	6.375% 06/15/06	18,000	18,041
	6.375% 01/15/12	8,000	8,298
Healthcare Services Total			60,474
Household Products/Wares – 0.2%
Fortune Brands, Inc.
	5.375% 01/15/16	35,000	33,612
Household Products/Wares Total			33,612
CONSUMER NON-CYCLICAL TOTAL			256,120
ENERGY – 0.5%
Oil & Gas – 0.1%
XTO Energy, Inc.
	7.500% 04/15/12	22,000	24,039
Oil & Gas Total			24,039
Pipelines – 0.4%
Kinder Morgan Energy Partners LP
	7.300% 08/15/33	35,000	37,934
TEPPCO Partners LP
	7.625% 02/15/12	10,000	10,826
TransCanada Corp.
	5.850% 03/15/36	35,000	34,268
Pipelines Total			83,028
ENERGY TOTAL			107,067
FINANCIALS – 3.8%
Banks – 0.7%
Marshall & Ilsley Corp.
	4.375% 08/01/09	40,000	38,933
Mellon Funding Corp.
	4.875% 06/15/07	4,000	3,983

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
National City Bank
	4.625% 05/01/13	19,000	17,947
US Bank NA
	2.850% 11/15/06	14,000	13,783
	6.375% 08/01/11	19,000	19,837
Wachovia Corp.
	4.875% 02/15/14	50,000	47,524
Banks Total			142,007
Diversified Financial Services – 2.5%
American Express Co.
	3.750% 11/20/07	3,000	2,932
	4.750% 06/17/09	13,000	12,822
	5.500% 09/12/06	18,000	18,023
Capital One Financial Corp.
	5.500% 06/01/15	15,000	14,483
Caterpillar Financial Services Corp.
	2.350% 09/15/06	9,000	8,890
	5.950% 05/01/06	12,000	12,008
CIT Group, Inc.
	7.375% 04/02/07	7,000	7,141
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	7,000	7,153
Citigroup, Inc.
	5.000% 09/15/14	37,000	35,489
Countrywide Home Loans, Inc.
	5.500% 08/01/06	36,000	36,031
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	25,000	24,476
General Electric Capital Corp.
	5.000% 01/08/16	35,000	33,553
	6.750% 03/15/32	34,000	37,856
Goldman Sachs Group, Inc.
	6.345% 02/15/34	35,000	34,519
HSBC Finance Corp.
	5.000% 06/30/15	50,000	47,053
JPMorgan Chase Capital XV
	5.875% 03/15/35	50,000	46,676
Lehman Brothers Holdings, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	5.000% 01/14/11	50,000	49,143
MassMutual Global Funding II
	2.550% 07/15/08 (b)	6,000	5,650
Merrill Lynch & Co., Inc.
	2.070% 06/12/06	9,000	8,947
	6.000% 02/17/09	12,000	12,230
Morgan Stanley
	4.750% 04/01/14	40,000	37,385
Principal Life Global Funding I
	6.250% 02/15/12 (b)	17,000	17,640
Diversified Financial Services Total			510,100
Insurance – 0.1%
Genworth Financial, Inc.
	4.750% 06/15/09	35,000	34,320
Prudential Financial, Inc.
	4.500% 07/15/13	2,000	1,866
Insurance Total			36,186
Real Estate – 0.0%
ERP Operating LP
	5.200% 04/01/13	1,000	973
Real Estate Total			973
Real Estate Investment Trusts – 0.3%
Health Care Property Investors, Inc.
	6.450% 06/25/12	34,000	35,050
Simon Property Group LP
	5.750% 12/01/15 (b)	25,000	24,538
Real Estate Investment Trusts Total			59,588
Savings & Loans – 0.2%
Washington Mutual, Inc.
	4.625% 04/01/14	21,000	19,172
	5.625% 01/15/07	20,000	20,002
Savings & Loans Total			39,174
FINANCIALS TOTAL			788,028
INDUSTRIALS – 0.8%
Aerospace & Defense – 0.3%
Lockheed Martin Corp.
	8.500% 12/01/29	20,000	26,177
Raytheon Co.
	5.375% 04/01/13	5,000	4,940

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.
	7.125% 11/15/10	25,000	26,718
Aerospace & Defense Total			57,835
Environmental Control – 0.1%
Waste Management, Inc.
	7.375% 08/01/10	10,000	10,676
Environmental Control Total			10,676
Machinery – 0.1%
John Deere Capital Corp.
	4.625% 04/15/09	35,000	34,282
Machinery Total			34,282
Transportation – 0.3%
CSX Corp.
	6.750% 03/15/11	35,000	36,718
Union Pacific Corp.
	3.875% 02/15/09	25,000	23,982
Transportation Total			60,700
INDUSTRIALS TOTAL			163,493
TECHNOLOGY – 0.3%
Computers – 0.3%
International Business Machines Corp.
	4.875% 10/01/06	33,000	32,938
	6.220% 08/01/27	35,000	36,168
Computers Total			69,106
TECHNOLOGY TOTAL			69,106
UTILITIES – 1.0%
Electric – 0.9%
American Electric Power Co., Inc.
	5.250% 06/01/15	30,000	28,729
CenterPoint Energy Houston
	5.750% 01/15/14	25,000	24,915
Consolidated Edison Co. of New York
	4.700% 06/15/09	7,000	6,882
Energy East Corp.
	6.750% 06/15/12	1,000	1,059
Exelon Generation Co. LLC
	5.350% 01/15/14	7,000	6,782

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
	6.950% 06/15/11	25,000	26,455
Midamerican Energy Holdings Co.
	6.125% 04/01/36 (b)	25,000	24,475
NiSource Finance Corp.
	5.400% 07/15/14	9,000	8,735
NY State Electric & Gas Corp.
	5.750% 05/01/23	1,000	958
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	4,836
Scottish Power PLC
	5.375% 03/15/15	35,000	33,964
Virginia Electric & Power Co.
	5.375% 02/01/07	7,000	6,995
Electric Total			174,785
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	25,000	24,505
Gas Total			24,505
UTILITIES TOTAL			199,290
	Total Corporate Fixed-Income Bonds & Notes (cost of $2,006,702)		1,950,717
		Shares
Mortgage-Backed Securities – 9.1%
Federal Home Loan Mortgage Corp.
	6.500% 11/01/32	26,006	26,567
	5.000% 09/01/20	477,241	465,256
	5.000% 07/01/20	219,618	214,103
	5.500% 08/01/35	142,861	139,527
	5.500% 01/01/21	49,995	49,670
Federal National Mortgage Association
	6.500% 12/01/31	2,969	3,038
	6.500% 05/01/33	6,227	6,371
	5.000% 10/01/20	574,912	560,733
	5.500% 06/01/35	167,057	163,115
	6.000% 02/01/36	198,893	198,893
	6.000% 04/01/36	40,000	40,000

		Shares	Value ($)
Mortgage-Backed Securities – (continued)
Government National Mortgage Association
	7.000% 06/15/32	1,623	1,693

	Total Mortgage-Backed Securities (cost of $1,911,390)		1,868,966
		Par ($)
Government & Agency Obligations – 6.5%
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Province of Ontario
	3.500% 09/17/07	35,000	34,256
Province of Quebec
	7.000% 01/30/07	50,000	50,731
Republic of Italy
	2.750% 12/15/06	11,000	10,846
	3.750% 12/14/07	39,000	38,179
United Mexican States
	7.500% 04/08/33	23,000	25,645
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			159,657
U.S. GOVERNMENT AGENCIES – 1.4%
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	134,000	140,223
	6.750% 03/15/31	20,000	23,922
Federal National Mortgage Association
	5.250% 08/01/12	125,000	123,733
U.S. GOVERNMENT AGENCIES TOTAL			287,878
U.S. GOVERNMENT OBLIGATIONS – 4.3%
U.S. Treasury Bonds
	6.250% 08/15/23	520,000	589,753
	7.250% 05/15/16	70,000	82,786
U.S. Treasury Inflation Index Notes
	3.875% 01/15/09	205,505	215,154
U.S. GOVERNMENT OBLIGATIONS TOTAL			887,693

	Total Government & Agency Obligations (cost of $1,360,918)		1,335,228
Collateralized Mortgage Obligations – 4.5%
AGENCY – 1.9%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	160,000	153,674
	4.500% 03/15/21	180,000	171,896

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	5.500% 10/15/25	79,063	78,984
AGENCY TOTAL			404,554
NON - AGENCY – 2.6%
Countrywide Alternative Loan Trust
	5.250% 03/25/35	92,988	90,458
	5.500% 10/25/35	184,476	182,376
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	180,000	178,230
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	86,659	85,357
NON - AGENCY TOTAL			536,421
	Total Collateralized Mortgage Obligations (cost of $968,236)		940,975
Asset-Backed Securities – 2.6%
American Express Credit Account Master Trust
	1.690% 01/15/09	10,180	10,110
AmeriCredit Automobile Receivables Trust
	2.070% 08/06/08	32,124	31,909
Bank One Auto Securitization Trust
	1.820% 09/20/07	4,713	4,698
BMW Vehicle Owner Trust
	3.320% 02/25/09	65,000	63,487
Citibank Credit Card Issuance Trust
	2.500% 04/07/08	53,000	52,993
Discover Card Master Trust
	5.750% 12/15/08	34,000	34,046
Ford Credit Auto Owner Trust
	2.700% 06/15/07	9,783	9,752
	3.540% 11/15/08	155,000	151,702
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	80,000	77,971
Household Automotive Trust
	2.310% 04/17/08	16,243	16,187
Long Beach Mortgage Loan Trust
	4.898% 04/25/35 (c)	31,138	31,141
Nissan Auto Receivables Owner Trust
	2.700% 12/17/07	24,459	24,312

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Volkswagen Auto Loan Enhanced Trust
	2.270% 10/22/07	23,590	23,434
	Total Asset-Backed Securities (cost of $532,644)		531,742
Commercial Mortgage-Backed Securities – 2.5%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39	32,000	30,325
	5.449% 12/11/40 (c)	170,000	167,238
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	120,000	118,247
Merrill Lynch Mortgage Trust
	5.245% 11/12/37 (c)	100,000	97,535
Morgan Stanley Capital I
	4.970% 12/15/41	73,000	70,220
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	27,889	27,994

	Total Commercial Mortgage-Backed Securities (cost of $524,653)		511,559

	Total Investments – 99.8% (cost of $18,655,887)(d)(e)		20,561,905

	Other Assets & Liabilities, Net – 0.2%		37,261

	Net Assets – 100.0%		20,599,166

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities, which are not illiquid, amounted to $72,303, which represents 0.3% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2006.
(d)	Cost for federal income tax purposes is $18,655,887.
(e)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,431,926	$(525,908)	$1,906,018

At March 31, 2006, the asset allocation of the Fund is as follows:

% of Net
Asset Allocation (Unaudited)	Assets
Common Stocks	65.1%
Corporate Fixed-Income Bonds & Notes	9.5
Mortgage-Backed Securities	9.1
Government & Agency Obligations	6.5
Collateralized Mortgage Obligations	4.5
Asset-Backed Securities	2.6
Commercial Mortgage-Backed Obligations	2.5
Other Assets & Liabilities, Net	0.2
100.0%

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Nations High Yield Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 79.6%
BASIC MATERIALS – 8.0%
Chemicals – 3.8%
Chemtura Corp.
	9.875% 08/01/12	240,000	268,800
EquiStar Chemicals LP
	7.550% 02/15/26	250,000	215,000
	10.125% 09/01/08	530,000	563,125
	10.625% 05/01/11	515,000	557,488
IMC Global, Inc.
	10.875% 06/01/08	90,000	98,100
	10.875% 08/01/13	75,000	85,875
	11.250% 06/01/11	300,000	319,500
Lyondell Chemical Co.
	9.500% 12/15/08	68,000	70,720
	10.500% 06/01/13	410,000	454,075
Millennium America, Inc.
	7.625% 11/15/26	205,000	175,275
NOVA Chemicals Corp.
	7.561% 11/15/13	200,000	200,000
Terra Capital, Inc.
	12.875% 10/15/08	630,000	727,650
Chemicals Total			3,735,608
Forest Products & Paper – 2.9%
Abitibi-Consolidated, Inc.
	8.850% 08/01/30	160,000	143,600
Bowater Canada Finance
	7.950% 11/15/11	95,000	94,762
Bowater, Inc.
	9.375% 12/15/21	15,000	15,300
	9.500% 10/15/12	10,000	10,450
Georgia-Pacific Corp.
	7.250% 06/01/28	130,000	121,550
	7.375% 12/01/25	155,000	148,025
	7.750% 11/15/29	280,000	274,400
	8.000% 01/15/24	445,000	449,450
	8.875% 05/15/31	585,000	628,144
Pope and Talbot, Inc.
	8.375% 06/01/13	415,000	292,575
Smurfit Capital Funding PLC Ltd.
	7.500% 11/20/25	290,000	273,325

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Tembec Industries, Inc.	7.750% 03/15/12	270,000	152,550
	8.500% 02/01/11	75,000	43,875
	8.625% 06/30/09	310,000	186,775
Forest Products & Paper Total			2,834,781
Iron/Steel – 1.3%
Allegheny Ludlum Corp.
	6.950% 12/15/25	300,000	311,250
Allegheny Technologies, Inc.
	8.375% 12/15/11	170,000	184,025
UCAR Finance, Inc.
	10.250% 02/15/12	245,000	261,538
United States Steel Corp.
	9.750% 05/15/10	270,000	291,600
United States Steel LLC
	10.750% 08/01/08	180,000	198,000
Iron/Steel Total			1,246,413
BASIC MATERIALS TOTAL			7,816,802
COMMUNICATIONS – 11.2%
Internet – 0.0%
Globix Corp.
	PIK,
	11.000% 05/01/08(a)	30,034	27,932
Internet Total			27,932
Media – 3.8%
CanWest Media, Inc.
	8.000% 09/15/12	218,878	224,350
Dex Media East LLC
	12.125% 11/15/12	120,000	137,400
Hollinger, Inc.
	11.875% 03/01/11(a)	90,000	90,112
	12.875% 03/01/11(a)	226,000	235,605
Houghton Mifflin Co.
	7.200% 03/15/11	325,000	334,750
Medianews Group, Inc.
	6.875% 10/01/13	110,000	103,400
Morris Publishing Group LLC
	7.000% 08/01/13	330,000	311,025
ONO Finance
	10.500% 05/15/14(a)	155,000	202,864

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Paxson Communications Corp.
	7.777% 01/15/12(a)(b)	505,000	508,787
	10.777% 01/15/13(a)(b)	410,000	405,900
R.H. Donnelley Finance Corp.
	10.875% 12/15/12	170,000	189,550
Shaw Communications, Inc.
	7.500% 11/20/13	365,000	338,075
Sun Media Corp.
	7.625% 02/15/13	275,000	283,250
Ziff Davis Media, Inc.
	10.680% 05/01/12(b)	280,000	231,700
	PIK, Series B,
	13.000% 08/12/09(b)	98,787	54,456
Media Total			3,651,224
Telecommunication Services – 7.4%
Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125% 06/15/13	220,000	240,350
Colo.Com, Inc.
	13.875% 03/15/10(a)(c)(d)	103,096	—
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	80,000	84,600
	9.430% 11/01/11(b)	175,000	181,125
	9.875% 11/01/12	135,000	147,488
Inmarsat Finance II PLC
	1.000% 11/15/12(e) (10.375% 11/15/08)	460,000	392,725
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	260,000	264,550
	9.614% 01/15/12(b)	390,000	398,775
Loral Cyberstar, Inc.
	10.000% 07/15/06	81,000	—
Lucent Technologies, Inc.
	5.500% 11/15/08	180,000	178,200
	6.450% 03/15/29	360,000	325,800
	6.500% 01/15/28	80,000	71,400
	7.250% 07/15/06	355,000	358,550
Millicom International Cellular SA
	10.000% 12/01/13	655,000	726,231
PanAmSat Corp.
	9.000% 08/15/14	180,000	189,000

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Qwest Capital Funding, Inc.
	7.750% 08/15/06	140,000	140,525
Qwest Communications International, Inc.
	7.250% 02/15/11	665,000	681,625
	7.500% 11/01/08(c)	205,000	201,413
Qwest Corp.
	5.625% 11/15/08	10,000	9,875
	6.950% 06/30/10(f)	350,000	356,272
	7.200% 11/10/26	20,000	20,050
	7.250% 09/15/25	220,000	225,500
	8.875% 03/15/12	135,000	151,200
Rogers Cantel, Inc.
	9.750% 06/01/16	185,000	225,237
Rogers Wireless, Inc.
	9.625% 05/01/11	145,000	165,663
Telcordia Technologies
	10.000% 03/15/13(a)(f)	330,000	301,950
Triton PCS, Inc.
	8.500% 06/01/13	290,000	274,050
UbiquiTel Operating Co.
	9.875% 03/01/11	170,000	186,150
US West Communications
	8.875% 06/01/31	715,000	745,387
Telecommunication Services Total			7,243,691
COMMUNICATIONS TOTAL			10,922,847
CONSUMER CYCLICAL – 12.6%
Airlines – 1.1%
American Airlines, Inc.
	7.377% 05/23/19	44,581	41,405
Delta Air Lines, Inc.
	8.300% 12/15/29(g)	1,105,000	287,300
	9.750% 05/15/21(g)	30,000	7,500
	10.000% 08/15/08(g)	110,000	27,500
	10.375% 02/01/11(g)	320,000	83,200
	10.375% 12/15/22(g)	175,000	43,750
Northwest Airlines, Inc.
	7.875% 03/15/08(g)	140,000	62,650
	8.700% 03/15/07(g)	35,000	15,663

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
	9.875% 03/15/07(g)	335,000	154,937
	10.000% 02/01/09(g)	760,000	326,800
Airlines Total			1,050,705
Auto Parts & Equipment – 2.5%
Collins & Aikman Products Co.
	10.750% 12/31/11(g)	135,000	44,550
	12.875% 08/15/12(a)(g)	715,000	42,900
Goodyear Tire & Rubber Co.
	6.375% 03/15/08	130,000	130,000
	6.625% 12/01/06	225,000	225,281
	7.060% 04/30/10(b)(c)(f)	500,000	506,770
	8.500% 03/15/07	55,000	55,825
	11.250% 03/01/11(a)	905,000	1,013,600
Tenneco Automotive, Inc.
	8.625% 11/15/14	245,000	245,000
	10.250% 07/15/13	120,000	133,200
Auto Parts & Equipment Total			2,397,126
Entertainment – 1.1%
Isle of Capri Casinos, Inc.
	9.000% 03/15/12	70,000	74,200
Jacobs Entertainment, Inc.
	11.875% 02/01/09	285,000	301,744
President Casinos
	13.000% 09/15/01(c)(g)	37,000	20,350
Six Flags, Inc.
	9.625% 06/01/14	255,000	257,231
	9.750% 04/15/13	235,000	237,937
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(a)	66,912	65,574
Warner Music Group
	7.375% 04/15/14	120,000	118,800
Entertainment Total			1,075,836
Lodging – 4.0%
Caesars Entertainment, Inc.
	8.875% 09/15/08	400,000	428,000
	9.375% 02/15/07	835,000	862,137
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	185,000	189,163

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Galaxy Entertainment Finance Co., Ltd.	9.875% 12/15/12(a)	375,000	390,937
Gaylord Entertainment Co.
	8.000% 11/15/13	85,000	88,825
ITT Corp.
	7.375% 11/15/15	245,000	265,825
	7.750% 11/15/25	50,000	51,125
Mandalay Resort Group
	9.500% 08/01/08	225,000	242,438
	10.250% 08/01/07	45,000	47,475
MGM Mirage
	8.375% 02/01/11	310,000	327,825
	8.500% 09/15/10	190,000	203,300
	9.750% 06/01/07	190,000	196,650
Mohegan Tribal Gaming Authority
	7.125% 08/15/14	235,000	237,938
San Pasqual Casino
	8.000% 09/15/13(a)	40,000	40,400
Starwood Hotels & Resorts Worldwide, Inc.
	7.375% 05/01/07	255,000	259,781
Trump Entertainment Resorts, Inc.
	8.500% 06/01/15	60,397	58,736
Lodging Total			3,890,555
Retail – 3.2%
Harry & David Holdings, Inc.
	9.000% 03/01/13	200,000	191,250
Jafra Cosmetics International, Inc./Distribuidora Comerical Jaffra SA de CV
	10.750% 05/15/11	175,000	189,875
Neiman Marcus
	7.340% 04/06/13(c)(f)	379,747	384,934
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	1,040,000	1,076,400
Toys R Us, Inc.
	7.625% 08/01/11	855,000	716,062
	8.750% 09/01/21	650,000	605,313
Retail Total			3,163,834

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.7%
INVISTA	9.250% 05/01/12(a)	660,000	706,200
Textiles Total			706,200
CONSUMER CYCLICAL TOTAL			12,284,256
CONSUMER NON-CYCLICAL – 8.0%
Commercial Services – 3.0%
American Color Graphics, Inc.
	10.000% 06/15/10	175,000	124,250
Cardtronics, Inc.
	9.250% 08/15/13(a)	60,000	59,775
Chemed Corp.
	8.750% 02/24/11	300,000	316,500
Dollar Financial Group, Inc.
	9.750% 11/15/11	415,000	434,712
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	235,000	220,900
Language Line Holdings, Inc.
	11.125% 06/15/12	325,000	303,875
Phoenix Color Corp.
	11.000% 02/01/09	110,000	103,813
Protection One Alarm Monitoring
	8.125% 01/15/09	430,000	414,950
Rent-Way, Inc.
	11.875% 06/15/10	220,000	230,725
Vertis, Inc.
	9.750% 04/01/09	170,000	174,250
Vertrue, Inc.
	9.250% 04/01/14	300,000	306,000
Williams Scotsman, Inc.
	8.500% 10/01/15(a)	180,000	184,275
Commercial Services Total			2,874,025
Food – 2.2%
Chiquita Brands International, Inc.
	7.500% 11/01/14	220,000	193,050
	8.875% 12/01/15	155,000	144,537
Dean Foods Company
	8.150% 08/01/07	285,000	291,769
Doane Pet Care Co.
	10.625% 11/15/15	100,000	106,000

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Pinnacle Foods Holding Corp.	8.250% 12/01/13	400,000	396,000
Swift & Co.
	10.125% 10/01/09	720,000	745,200
	12.500% 01/01/10	245,000	245,612
Food Total			2,122,168
Healthcare Services – 1.1%
Ameripath, Inc.
	10.500% 04/01/13	455,000	484,575
Fisher Scientific International, Inc.
	6.125% 07/01/15	195,000	190,369
HCA, Inc.
	8.360% 04/15/24	270,000	283,123
Skilled Healthcare Group
	11.000% 01/15/14(a)	135,000	140,737
Healthcare Services Total			1,098,804
Household Products/Wares – 0.9%
ACCO Brands Corp.
	7.625% 08/15/15(a)	475,000	452,437
Spectrum Brands, Inc.
	7.375% 02/01/15	55,000	47,850
	8.500% 10/01/13	455,000	424,288
Household Products/Wares Total			924,575
Pharmaceuticals – 0.8%
Warner Chilcott Corp.
	Series B
	7.677% 01/18/12(b)(c)(f)	405,338	408,666
	Series C
	7.860% 01/18/11(b)(c)(f)	163,332	164,673
	Series D
	7.860% 01/18/12(b)(c)(f)	75,455	76,074
Warner Chilcott Dovobet Delay
	7.440% 01/01/12	16,562	16,698
Warner Chilcott Dovonex Delayed Draw
	7.360% 01/21/12	82,808	83,491
Pharmaceuticals Total			749,602
CONSUMER NON-CYCLICAL TOTAL			7,769,174
DIVERSIFIED – 0.5%
Holding Companies – 0.3%
Kansas City Southern Railway

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
DIVERSIFIED – (continued)
Holding Companies – (continued)
	9.500% 10/01/08	295,000	315,650
Holding Companies Total			315,650
Holding Companies-Diversified – 0.2%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	124,000	128,650
Holding Companies-Diversified Total			128,650
DIVERSIFIED TOTAL			444,300
ENERGY – 8.4%
Oil & Gas – 4.7%
Belden & Blake Corp.
	8.750% 07/15/12	55,000	56,925
Chaparral Energy, Inc.
	8.500% 12/01/15(a)	205,000	214,225
Chesapeake Energy Corp.
	6.875% 11/15/20(a)	185,000	187,775
El Paso Production Holding Co.
	7.750% 06/01/13	1,090,000	1,133,600
Hilcorp Energy LP/Hilcorp Finance Co.
	10.500% 09/01/10(a)	172,000	189,630
Mission Resources Corp.
	9.875% 04/01/11	440,000	469,700
Newfield Exploration Co.
	7.625% 03/01/11	25,000	26,563
	8.375% 08/15/12	25,000	26,813
Parker Drilling Co.
	9.625% 10/01/13	325,000	361,969
Petroquest Energy, Inc.
	10.375% 05/15/12	100,000	106,000
Plains E&P Co.
	8.750% 07/01/12	130,000	138,450
Pride International, Inc.
	7.375% 07/15/14	330,000	349,800
Stone Energy Corp.
	8.250% 12/15/11	310,000	311,550
Venoco, Inc.
	8.750% 12/15/11	235,000	237,350
Vintage Petroleum, Inc.
	7.875% 05/15/11	105,000	109,200
	8.250% 05/01/12	335,000	355,937

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Whiting Petroleum Corp.	7.000% 02/01/14	295,000	292,050
Oil & Gas Total			4,567,537
Oil & Gas Services – 0.4%
Lone Star Technologies
	9.000% 06/01/11	370,000	386,650
Oil & Gas Services Total			386,650
Oil, Gas & Consumable Fuels – 0.7%
Exco Resources, Inc.
	7.250% 01/15/11	285,000	286,069
Forest Oil Corp.
	8.000% 06/15/08	350,000	363,562
Oil, Gas & Consumable Fuels Total			649,631
Pipelines – 2.6%
ANR Pipeline Co.
	7.375% 02/15/24	165,000	169,125
	8.875% 03/15/10	25,000	26,656
	9.625% 11/01/21	530,000	650,575
El Paso Corp.
	7.000% 05/15/11	280,000	280,700
	7.800% 08/01/31	105,000	106,050
El Paso Natural Gas Co.
	7.500% 11/15/26	20,000	20,650
	7.625% 08/01/10	295,000	306,062
	8.375% 06/15/32	115,000	129,950
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	157,313
	8.125% 03/01/10	230,000	242,362
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	7.125% 06/15/14	115,000	117,588
Southern Natural Gas Co.
	7.350% 02/15/31	45,000	46,350
	8.875% 03/15/10	300,000	319,500
Pipelines Total			2,572,881
ENERGY TOTAL			8,176,699
FINANCIALS – 12.0%
Banks – 0.4%
Fremont General Corp.	7.875% 03/17/09	355,000	348,788
Banks Total			348,788

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 6.3%
Alamosa Delaware, Inc.
	11.000% 07/31/10	250,000	277,430
American Real Estate Partners LP/American Real Estate Finance Corp.
	7.125% 02/15/13	810,000	797,850
AMR Real Estate
	8.125% 06/01/12	450,000	463,500
Cedar Brakes LLC
	8.500% 02/15/14(a)	113,911	124,448
	9.875% 09/01/13(a)	252,233	284,392
General Motors Acceptance Corp.
	5.625% 05/15/09	185,000	171,662
	6.750% 12/01/14	430,000	386,095
	6.875% 09/15/11	695,000	645,424
	8.000% 11/01/31	1,230,000	1,153,125
LaBranche & Co., Inc.
	9.500% 05/15/09	425,000	454,750
	11.000% 05/15/12	315,000	348,862
Rainbow National Services LLC
	10.375% 09/01/14(a)	235,000	263,788
Vanguard Health Holding Co. LLC
	1.000% 10/01/15(e) (11.250% 10/01/09)	880,000	644,600
	9.000% 10/01/14	155,000	158,488
Diversified Financial Services Total			6,174,414
Insurance – 1.2%
Crum & Forster Holdings Corp.
	10.375% 06/15/13	330,000	337,425
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	15,000	12,037
	7.750% 04/26/12	310,000	279,000
	7.750% 07/15/37	260,000	205,400
	8.250% 10/01/15	40,000	35,200
	8.300% 04/15/26	15,000	12,525
First Mercury Financial Corp.
	12.749% 08/15/12(a)(b)	245,000	244,872
Lindsey Morden Group, Inc.
	7.000% 06/16/08	65,000	52,875

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Lumbermens Mutual Casualty
	8.450% 12/01/97(a)(g)	30,000	563
	9.150% 07/01/26(a)(g)	645,000	12,094
Insurance Total			1,191,991
Real Estate – 2.4%
CB Richard Ellis Services, Inc.
	11.250% 06/15/11	170,000	181,050
	Escrowed to Maturity
	9.750% 05/15/10	279,000	300,622
LNR Property Corp.
	Series B
	7.665% 02/03/08(b)(c)(f)	905,437	912,653
Riley Mezzanine Corp.
	9.890% 03/02/08(b)(c)(f)	907,385	914,190
Real Estate Total			2,308,515
Real Estate Investment Trusts – 1.7%
Crescent Real Estate Equities LP
	7.500% 09/15/07	410,000	416,150
	9.250% 04/15/09	300,000	316,500
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	415,000	418,113
Trustreet Properties, Inc.
	7.500% 04/01/15	515,000	518,862
Real Estate Investment Trusts Total			1,669,625
FINANCIALS TOTAL			11,693,333
INDUSTRIALS – 8.8%
Aerospace & Defense – 0.7%
BE Aerospace, Inc.
	8.500% 10/01/10	105,000	111,956
	8.875% 05/01/11	210,000	218,925
Sequa Corp.
	8.875% 04/01/08	110,000	114,950
	9.000% 08/01/09	185,000	197,950
Aerospace & Defense Total			643,781
Building Materials – 1.9%
Ainsworth Lumber Co., Ltd.
	7.250% 10/01/12	155,000	141,050
Compression Polymers Holding Corp.
	10.500% 07/01/13(a)	350,000	357,000

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Dayton Superior Corp.
	10.750% 09/15/08	420,000	427,350
Goodman Global Holding Co., Inc.
	7.491% 06/15/12(b)	75,000	75,937
Interline Brands, Inc.
	11.500% 05/15/11	288,000	319,680
MMI Products, Inc.
	11.250% 04/15/07	335,000	324,950
Panolam Industries International, Inc.
	10.750% 10/01/13(a)	230,000	223,675
Building Materials Total			1,869,642
Electronics – 0.1%
Dresser, Inc.
	9.375% 04/15/11	105,000	109,988
Electronics Total			109,988
Environmental Control – 0.4%
Geo Sub Corp.
	11.000% 05/15/12	380,000	376,200
Environmental Control Total			376,200
Hand / Machine Tools – 0.1%
Thermadyne Holdings Corp.
	9.250% 02/01/14	165,000	148,500
Hand / Machine Tools Total			148,500
Machinery-Diversified – 0.3%
Cummins, Inc.
	9.500% 12/01/10	300,000	320,625
Machinery-Diversified Total			320,625
Metal Fabricate/Hardware – 1.0%
Metals USA, Inc.
	11.125% 12/01/15(a)	225,000	247,500
Mueller Group, Inc.
	10.000% 05/01/12	250,000	274,375
Neenah Foundary Co.
	11.000% 09/30/10(a)	440,000	480,700
Metal Fabricate/Hardware Total			1,002,575
Miscellaneous Manufacturing – 1.4%
Amsted Industry
	10.250% 10/15/11	400,000	445,000
Clarke American Corp.
	11.750% 12/15/13	320,000	323,200

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
Mark IV Industries, Inc.
	7.500% 09/01/07	605,000	562,650
Miscellaneous Manufacturing Total			1,330,850
Packaging & Containers – 2.4%
Crown Cork PLC
	7.000% 12/15/06	660,000	661,650
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	70,000	73,150
	8.750% 11/15/12	35,000	37,581
	8.875% 02/15/09	430,000	447,737
Owens-Illinois, Inc.
	7.350% 05/15/08	425,000	430,313
	7.800% 05/15/18	250,000	250,000
	8.100% 05/15/07	430,000	436,450
Packaging & Containers Total			2,336,881
Transportation – 0.2%
TFM SA de CV
	12.500% 06/15/12	155,000	173,794
Transportation Total			173,794
Trucking & Leasing – 0.3%
Interpool, Inc.
	6.000% 09/01/14(c)	265,000	245,788
Trucking & Leasing Total			245,788
INDUSTRIALS TOTAL			8,558,624
TECHNOLOGY – 3.6%
Computers – 2.4%
Activant Solutions, Inc.
	10.990% 04/01/10(a)(b)	150,000	154,125
Sungard Data Systems, Inc.
	3.750% 01/15/09	330,000	303,600
	4.875% 01/15/14	50,000	43,750
	7.215% 12/13/12	545,875	552,993
	9.125% 08/15/13(a)	460,000	485,300
	9.431% 08/15/13(a)(b)	155,000	162,750
	10.250% 08/15/15(a)	630,000	663,075
Computers Total			2,365,593

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – 0.6%
Amkor Technology, Inc.
	7.125% 03/15/11	15,000	13,763
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
	8.000% 12/15/14	345,000	322,575
	8.160% 12/15/11(b)	185,000	187,312
Semiconductors Total			523,650
Software – 0.6%
SS&C Technologies, Inc.
	11.750% 12/01/13(a)	375,000	393,750
UGS Corp.
	10.000% 06/01/12	200,000	220,000
Software Total			613,750
TECHNOLOGY TOTAL			3,502,993
UTILITIES – 6.5%
Electric – 6.3%
AES Corp.
	9.000% 05/15/15(a)	1,095,000	1,185,338
AES Eastern Energy LP
	9.000% 01/02/17	243,549	275,210
	9.670% 01/02/29	150,000	182,250
Calpine Corp.
	8.500% 07/15/10(a)	1,509,000	1,403,370
	9.875% 12/01/11(a)	150,000	138,750
CMS Energy Corp.
	9.875% 10/15/07	455,000	485,713
DPL, Inc.
	8.250% 03/01/07	370,000	379,250
Dynegy Holdings, Inc.
	9.875% 07/15/10(a)	580,000	636,550
	11.100% 07/15/08(a)(b)	185,000	193,325
NRG Energy, Inc.
	7.375% 02/01/16	475,000	486,281
PSEG Energy Holdings LLC
	8.625% 02/15/08	690,000	722,775
Electric Total			6,088,812

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Independent Power Producers – 0.2%
Dynegy Holdings, Inc.
	10.125% 07/15/13(a)	165,000	188,512
Independent Power Producers Total			188,512
UTILITIES TOTAL			6,277,324
	Total Corporate Fixed-Income Bonds & Notes (cost of $77,010,644)		77,446,352

Convertible Bonds – 3.7%
		Shares
COMMUNICATIONS – 2.0%
Internet – 0.1%
At Home Corp.
	4.750% 12/15/06(g)	296,350	30
RiverStone Networks, Inc.
	3.750% 12/01/06(a)(g)	120,000	118,800
Internet Total			118,830
Media – 0.3%
UnitedGlobalCom, Inc.
	1.750% 04/15/24(a)	265,000	275,378
Media Total			275,378
Telecommunication Services – 1.6%
Ciena Corp.
	3.750% 02/01/08	520,000	491,400
Lucent Technologies, Inc.
	8.000% 08/01/31	280,000	282,450
Nortel Networks Corp.
	4.250% 09/01/08	830,000	783,312
Telecommunication Services Total			1,557,162
COMMUNICATIONS TOTAL			1,951,370
CONSUMER CYCLICAL – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/23(a)(g)	155,000	38,944
CONSUMER CYCLICAL TOTAL			38,944
CONSUMER NON-CYCLICAL – 1.1%
Health Care Services – 1.1%
Laboratory Corp. of America Holdings
	(h) 09/11/21	970,000	777,212

16

		Par ($)	Value ($)
Convertible Bonds – (continued)
CONSUMER NON-CYCLICAL – (continued)
Health Care Services – (continued)
Lincare Holdings, Inc.
	3.000% 06/15/33(a)	255,000	245,119
Health Care Services Total			1,022,331
CONSUMER NON-CYCLICAL TOTAL			1,022,331
FINANCIALS – 0.2%
Insurance – 0.2%
Conseco, Inc.
	3.500% 09/30/35(a)	210,000	230,475
Insurance Total			230,475
TECHNOLOGY – 0.4%
Semiconductors – 0.4%
LSI Logic Corp.
	4.000% 11/01/06	345,000	341,118
Semiconductors Total			341,118
TECHNOLOGY TOTAL			341,118
	Total Convertible Bonds (cost of $3,571,124)		3,584,238
Government & Agency Obligations – 3.1%
U.S. GOVERNMENT OBLIGATIONS – 3.1%
U.S. Treasury Notes
	4.250% 11/30/07	3,000,000	2,971,290
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,971,290
	Total Government & Agency Obligations (cost of $2,992,270)		2,971,290
		Shares
Preferred Stocks – 1.5%
COMMUNICATIONS – 0.0%
Media – 0.0%
	Ziff Davis Holdings, Inc. (a)	25	6,250
Media Total			6,250

17

		Shares	Value ($)
Preferred Stocks – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 0.0%
	Loral Skynet Corp.	112	22,392
Telecommunication Services Total			22,392
COMMUNICATIONS TOTAL			28,642
FINANCIALS – 1.0%
Real Estate Investment Trusts – 1.0%
	Sovereign Real Estate Investment Corp.	675,000	985,500
Real Estate Investment Trusts Total			985,500
FINANCIALS TOTAL			985,500
TECHNOLOGY – 0.5%
Software – 0.5%
	Quadramed Corp. (a)(c)	21,300	436,650
Software Total			436,650
TECHNOLOGY TOTAL			436,650
	Total Preferred Stocks (cost of $1,422,636)		1,450,792
Common Stocks – 0.8%
COMMUNICATIONS – 0.6%
Internet – 0.2%
	Globix Corp. (a)(i)	67,930	187,487
	Globix Corp. (a)	9,378	25,789
Internet Total			213,276
Media – 0.3%
	Haights Cross Communications, Inc. (c)	6,600	310,200
Media Total			310,200
Telecommunication Services – 0.1%
	Loral Space & Communications Ltd. (i)	1,802	51,627
	Remote Dynamics, Inc. (i)	1,774	231
Telecommunication Services Total			51,858
COMMUNICATIONS TOTAL			575,334
INDUSTRIALS – 0.1%
Industrial Conglomerates – 0.1%
	Ainsworth Lumber Co. Ltd.	3,600	80,517
Industrial Conglomerates Total			80,517

18

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Metal Fabricate/Hardware – 0.0%
	ACP Holding Co. (a)	25,603	39,685
Metal Fabricate/Hardware Total			39,685
INDUSTRIALS TOTAL			120,202
TECHNOLOGY – 0.1%
Software – 0.1%
	Quadramed Corp.	48,250	104,702
Software Total			104,702
TECHNOLOGY TOTAL			104,702
	Total Common Stocks (cost of $615,801)		800,238
		Units
Warrants(i) – 0.0%
BASIC MATERIALS – 0.0%
Forest Products & Paper – 0.0%
ACP Holding Co.	Expires 09/30/13(a)	28,376	43,983
Forest Products & Paper Total			43,983
BASIC MATERIALS TOTAL			43,983
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(a)(j)	125	—
Telecommunication Services Total			—
Media – 0.0%
Haights Cross Communications, Inc.	Expires 12/10/11(a)	10	—
Haights Cross Communications, Inc.	Prefered Warrants, Expires 10/12/11(a)	6,625	66
Ziff Davis Media, Inc. Series E	Expires 08/12/12(a)	6,630	67
Media Total			133
COMMUNICATIONS TOTAL			133
	Total Warrants (cost of $13,716)		44,116
		Par ($)
Short-Term Obligation – 6.4%
	Repurchase agreement with State Street Bank & Trust Co. dated 03/31/06, due 04/03/06 at 4.670%, collateralized by a US Treasury Bonds maturing 04/18/08, market value of $6,339,688 (repurchase proceeds $6,209,416)	6,207,000	6,207,000

	Total Short-Term Obligation (cost of $6,207,000)		6,207,000

19

Total Investments – 95.1% (cost of $91,833,191)(k)(l)	92,504,026

Other Assets & Liabilities, Net – 4.9%	4,729,632

Net Assets – 100.0%	97,233,658

Notes to Investment Portfolio:
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities, which did not include any illiquid securities except for the following, amounted to $15,541,847, which represents 16.0% of net assets.

Security	Acquisition Date	Par/Shares/ Units	Acquisition Cost	Value
ACP Holding Company:
Common Stocks	10/10/03	$25,603	$7,389	$39,685
Warrants Expire 10/07/13	10/08/03	28,376	—	43,983

Globix Corporation:
11.000% 05/01/08	10/15/01 – 05/01/05	30,034	—	27,932
Common Stocks	05/23/05	9,378	27,009	25,789
	10/15/01 - 03/08/05	67,930	28,066	187,487

Haights Cross:
Common Stocks	01/15/04	6,600	307,983	310,200
Warrants, Expire 12/10/11	01/15/04	10	—	—
Preffered Warrant, Expire 10/21/11	02/03/06	6,625	7	66

Quadramed Corp., Common Stocks	04/26/04	21,300	500,250	436,650

Thermadyne Holdings Corp.,Common Stocks	05/23/03 – 09/25/03	165,000	165,000	148,500

United Artist Theater Circuit Inc., 9.300% 07/01/15	01/27/03	66,912	61,396	65,574

Ziff Davis Holdings Inc., Convertible Preferred Stock	08/15/01- 09/04/01	25	—	6,250

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2006.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At March 31, 2006, the value of these securities amounted to $702,788, which represents .7% of net assets.

20

	Acquisition date	Principal amount/ shares	Acquisition cost	Market value
Qwest Communications International, Inc., 7.500%, 11/01/08	06/18/03	205,000	199,860	201,413

Goodyear Tire & Rubber Co, 7.060%, 04/30/01	04/01/05	500,000	505,563	506,770

Neiman Marcus, 7.340%, 04/06/13	03/10/05	379,747	379,747	384,934

Warner Chilcott Corp:
7.677%, 01/18/12	01/19/05	405,338	405,338	408,666
7.860%, 01/18/11	01/19/05	163,332	163,332	164,673
7.860%, 01/18/12	01/19/05	75,455	75,455	76,074

LNR Property Corp., Series B, 7.665%, 02/03/08	12/22/04	905,437	905,437	912,653

Riley Maezzanine Corp., 9.890%, 03/02/08	12/31/05	907,385	907,385	914,190

(d)	Security has no value.

(e)	Step bond. Shown parenthetically is the next interest rate to be paid.

(f)	Loan participation agreement.

(g)

The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At March 31, 2006, the value of these securities amounted to $1,287,531, which represents 1.4% of net assets.

(h)	Zero coupon bond.

(i)	Non-income producing security.

(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(k)	Cost for federal income tax purposes is $91,833,191.

(l)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,481,603	$(3,224,395)	$1,257,208

At March 31, 2006, the Fund had entered into the following forward currency exchange contracts:

				Unrealized
		Aggregate	Settlement	Appreciation
Forward Currency Contracts to Sell	Value	Face Value	Date	(Depreciation)
EUR	$466,603	$464,201	04/06/06	$2,402

Acronym	Name

PIK	Payment-In-Kind

21

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I (formerly Nations Separate Account Trust)

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 25, 2006